File Nos.333-19699
                                                                     811-05716
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 9                                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 45                                                      (X)


                      (Check    appropriate    box    or    boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on December 15, 2000 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant  to  paragraph  (a)(1)  of Rule  485
     ___  on  (date)  pursuant  to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Summary

Item 4.   Condensed  Financial  Information      Appendix

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.





                             EXPLANATORY NOTE
--------------------------------------------------------------------------------

This Registration Statement contains two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version B). The only difference between the prospectuses is the underlying funding options. The only difference between the statements of additional information is the performance figures shown for the different underlying funding options. The prospectuses and statements of additional information will be filed with the Commission pursuant to Rule 497. The Registrant undertakes to update this Explanatory Note, as necessary, each time a Post-Effective Amendment is filed.
--------------------------------------------------------------------------------



                                     PART A

                               PART A - Version A


PART A WAS FILED IN REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 ON APRIL 28, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                 VALUEMARK(R) IV
                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                  PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2000



The following information is added to the prospectus for the variable annuity contracts issued by Preferred Life Insurance Company of New York.

1. The following two Variable Options which invest in Class II share Portfolios of The Prudential Series Fund, Inc. are now available under your Contract:

Portfolio                                             Investment Adviser

SP Jennison International Growth Portfolio    Prudential Investments Fund Management LLC
SP Strategic Partners Focused Growth PortfolioPrudential Investments Fund Management LLC


2.The following is added to the Fund Annual Expenses table:

                                                           Management
                                                          and Portfolio                               Total Annual
     Portfolio                                         Administration Fees 12b-1 Fees  Other Expenses   Expenses

     SP Jennison International Growth Portfolio1              .85%            .25%          .54%          1.64%
     SP Strategic Partners Focused Growth Portfolio1          .90%            .25%          .26%          1.41%

     1 Because  this is the first  year of  operation  for all "SP"  portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect and the charges with reimbursement are reflected in the table. These expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, total operating expenses are estimated to be 2.24% for the SP Jennison International Growth Portfolio and 1.72% for the SP Strategic Partners Focused Growth Portfolio.

3. The  following  examples  are added to the  prospectus  for the new  Variable
Options:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money: (a) if you surrender your Contract at the end of each time period; (b) if your Contract is not surrendered:

                                                              1 Year      3 Years     5 Years       10 Years
------------------------------------------------------------------------------------------------------------
       SP Jennison International Growth Portfolio         (a)  $93        $151       $203            $354
                                                          (b)   33         100        169            354
       SP Strategic Partners Focused Growth Portfolio     (a)   90         144        192            332
                                                          (b)   30          93        158            332


SEE THE ATTACHED FUND PROSPECTUSES FOR ADDITIONAL INFORMATION REGARDING THE NEW FUNDS.

4. The following Accumulation Unit values for the period ended September 30, 2000 are added to the Appendix:

     (NUMBER OF UNITS IN THOUSANDS)
                                                     Year or Period
                                                         Ended
    Variable Options:                              September 30, 2000
    -----------------------------------------------------------------
    AIM V.I. GROWTH*
    Unit value at beginning of period                     $11.083
    Unit value at end of period                           $11.208
    Number of units outstanding at end of period               28
    ALGER AMERICAN GROWTH*
    Unit value at beginning of period                     $10.921
    Unit value at end of period                           $10.789
    Number of units outstanding at end of period               23
    ALGER AMERICAN LEVERAGED ALLCAP*
    Unit value at beginning of period                     $12.159
    Unit value at end of period                           $11.578
    Number of units outstanding at end of period               24
    FRANKLIN AGGRESSIVE GROWTH SECURITIES
    Unit value at beginning of period                     $10.000
    Unit value at end of period                           $11.835
    Number of units outstanding at end of period                3
    FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
    Unit value at beginning of period                     $38.572
    Unit value at end of period                           $33.195
    Number of units outstanding at end of period               38
    FRANKLIN GLOBAL HEALTH CARE SECURITIES
    Unit value at beginning of period                      $9.601
    Unit value at end of period                           $16.656
    Number of units outstanding at end of period               18
    FRANKLIN GROWTH AND INCOME SECURITIES
    Unit value at beginning of period                     $25.891
    Unit value at end of period                           $28.475
    Number of units outstanding at end of period               78
    FRANKLIN HIGH INCOME
    Unit value at beginning of period                     $20.695
    Unit value at end of period                           $19.618
    Number of units outstanding at end of period               60
    FRANKLIN INCOME SECURITIES
    Unit value at beginning of period                     $24.084
    Unit value at end of period                           $27.667
    Number of units outstanding at end of period               46
    FRANKLIN LARGE CAP GROWTH SECURITIES
    Unit value at beginning of period                     $20.152
    Unit value at end of period                           $23.329
    Number of units outstanding at end of period              133
    FRANKLIN MONEY MARKET
    Unit value at beginning of period                     $14.717
    Unit value at end of period                           $15.188
    Number of units outstanding at end of period               37
    FRANKLIN NATURAL RESOURCES SECURITIES
    Unit value at beginning of period                     $10.983
    Unit value at end of period                           $13.864
    Number of units outstanding at end of period               15
    FRANKLIN REAL ESTATE
    Unit value at beginning of period                     $21.176
    Unit value at end of period                           $26.587
    Number of units outstanding at end of period                4
    FRANKLIN RISING DIVIDENDS SECURITIES
    Unit value at beginning of period                     $18.712
    Unit value at end of period                           $19.523
    Number of units outstanding at end of period               86
    FRANKLIN S&P 500 INDEX*
    Unit value at beginning of period                     $10.465
    Unit value at end of period                           $10.277
    Number of units outstanding at end of period               28
    FRANKLIN SMALL CAP
    Unit value at beginning of period                     $28.247
    Unit value at end of period                           $29.962
    Number of units outstanding at end of period               54
    FRANKLIN TECHNOLOGY SECURITIES
    Unit value at beginning of period                     $10.000
    Unit value at end of period                           $12.084
    Number of units outstanding at end of period                4
    FRANKLIN U.S. GOVERNMENT
    Unit value at beginning of period                     $18.394
    Unit value at end of period                           $19.474
    Number of units outstanding at end of period               65
    FRANKLIN VALUE SECURITIES
    Unit value at beginning of period                      $7.724
    Unit value at end of period                            $8.799
    Number of units outstanding at end of period               51
    FRANKLIN ZERO COUPON 2000
    Unit value at beginning of period                     $20.819
    Unit value at end of period                           $21.467
    Number of units outstanding at end of period               12
    FRANKLIN ZERO COUPON 2005
    Unit value at beginning of period                     $22.983
    Unit value at end of period                           $24.246
    Number of units outstanding at end of period                4
    FRANKLIN ZERO COUPON 2010
    Unit value at beginning of period                     $23.929
    Unit value at end of period                           $25.777
    Number of units outstanding at end of period                7
    MUTUAL DISCOVERY SECURITIES
    Unit value at beginning of period                     $13.662
    Unit value at end of period                           $14.666
    Number of units outstanding at end of period               43
    MUTUAL SHARES SECURITIES
    Unit value at beginning of period                     $13.199
    Unit value at end of period                           $14.070
    Number of units outstanding at end of period             174
    TEMPLETON ASSET STRATEGY
    Unit value at beginning of period                     $14.347
    Unit value at end of period                           $13.757
    Number of units outstanding at end of period                4
    TEMPLETON DEVELOPING MARKETS SECURITIES
    Unit value at beginning of period                     $12.125
    Unit value at end of period                            $9.145
    Number of units outstanding at end of period               20
    TEMPLETON GLOBAL INCOME SECURITIES
    Unit value at beginning of period                     $16.472
    Unit value at end of period                           $15.887
    Number of units outstanding at end of period                8
    TEMPLETON GROWTH SECURITIES
    Unit value at beginning of period                     $19.364
    Unit value at end of period                           $18.434
    Number of units outstanding at end of period              107
    TEMPLETON INTERNATIONAL SECURITIES
    Unit value at beginning of period                     $22.858
    Unit value at end of period                           $21.138
    Number of units outstanding at end of period               28
    TEMPLETON INTERNATIONAL SMALLER COMPANIES
    Unit value at beginning of period                     $11.403
    Unit value at end of period                           $11.389
    Number of units outstanding at end of period                6
    TEMPLETON PACIFIC GROWTH SECURITIES
    Unit value at beginning of period                     $10.838
    Unit value at end of period                            $8.561
    Number of units outstanding at end of period                9
    USALLIANZ VIP DIVERSIFIED ASSETS*
    Unit value at beginning of period                     $10.168
    Unit value at end of period                           $10.437
    Number of units outstanding at end of period                2
    USALLIANZ VIP FIXED INCOME*
    Unit value at beginning of period                      $9.749
    Unit value at end of period                           $10.325
    Number of units outstanding at end of period                2
    USALLIANZ VIP GROWTH
    Unit value at beginning of period                     $10.731
    Unit value at end of period                           $10.604
    Number of units outstanding at end of period                0

    Class II shares of the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio commenced operations as of the date of this supplement, December 15, 2000, therefore no Accumulation Units are shown for these Sub-Accounts.


5. The prospectus and statement of additional information are dated December 15, 2000.



                               PART A - VERSION B



PART A WAS FILED IN REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 ON APRIL 28, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                        PREFERRED LIFE VARIABLE ACCOUNT C
                               USALLIANZ ADVANTAGE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                  PROSPECTUS SUPPLEMENT DATED DECEMBER 15, 2000


The following information is added to the prospectus for the variable annuity contracts issued by Preferred Life Insurance Company of New York.

1. The following two Variable Options which invest in Class II share Portfolios of The Prudential Series Fund, Inc. are now available under your Contract:

     Portfolio                                                    Investment Adviser

     SP Jennison International Growth Portfolio           Prudential Investments Fund Management LLC
     SP Strategic Partners Focused Growth Portfolio       Prudential Investments Fund Management LLC

2. The following is added to the Fund Annual Expenses table:

                                                           Management
                                                          and Portfolio                               Total Annual
                                                       Administration Fees 12b-1 Fees  Other Expenses   Expenses

     SP Jennison International Growth Portfolio1              .85%            .25%          .54%          1.64%
     SP Strategic Partners Focused Growth Portfolio1          .90%            .25%          .26%          1.41%

     1 Because  this is the first  year of  operation  for all "SP"  portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect and the charges with reimbursement are reflected in the table. These expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, total operating expenses are estimated to be 2.24% for the SP Jennison International Growth Portfolio and 1.72% for the SP Strategic Partners Focused Growth Portfolio.

3. The  following  examples  are added to the  prospectus  for the new  Variable
Options:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money: (a) if you surrender your Contract at the end of each time period; (b) if your Contract is not surrendered:

                                                              1 Year      3 Years     5 Years  10 Years
-------------------------------------------------------------------------------------------------------

       SP Jennison International Growth Portfolio         (a)  $93        $151        $203       $354
                                                          (b)   33         100         169        354
       SP Strategic Partners Focused Growth Portfolio     (a)   90         144         192        332
                                                          (b)   30          93         158        332


SEE THE ATTACHED FUND PROSPECTUSES FOR ADDITIONAL INFORMATION REGARDING THE NEW FUNDS.

4. The following Accumulation Unit values for the period ended September 30, 2000 are added to the Appendix:


                                                     Year or Period
                                                         Ended
    Variable Options:                              September 30, 2000
    -----------------------------------------------------------------
    AIM V.I. GROWTH*
    Unit value at beginning of period                     $11.083
    Unit value at end of period                           $11.208
    Number of units outstanding at end of period               NA
    ALGER AMERICAN GROWTH*
    Unit value at beginning of period                     $10.921
    Unit value at end of period                           $10.789
    Number of units outstanding at end of period               NA
    ALGER AMERICAN LEVERAGED ALLCAP*
    Unit value at beginning of period                     $12.159
    Unit value at end of period                           $11.578
    Number of units outstanding at end of period               NA
    USALLIANZ VIP DIVERSIFIED ASSETS*
    Unit value at beginning of period                     $10.168
    Unit value at end of period                           $10.437
    Number of units outstanding at end of period               NA
    USALLIANZ VIP FIXED INCOME*
    Unit value at beginning of period                      $9.749
    Unit value at end of period                           $10.325
    Number of units outstanding at end of period               NA
    USALLIANZ VIP GROWTH
    Unit value at beginning of period                     $10.731
    Unit value at end of period                           $10.604
    Number of units outstanding at end of period               NA

    Preferred  Life has only  provided  Accumulation  Unit  values for the above
    Sub-Accounts since the remaining Sub-Accounts being offered had not yet commenced operations with the Separate Account as of September 30, 2000.


5. The prospectus and statement of additional information are dated December 15, 2000.

                                    PART B

                               PART B - VERSION A


PART B WAS FILED IN REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 ON APRIL 28, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                 VALUEMARK(R) IV
                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 15, 2000



1. The tables in the SAI are replaced with the following tables which have been revised to include performance data as of September 30, 2000.

The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Table II represents performance figures for the Accumulation Units which reflects the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.

VALUEMARK IV
Table I:  Total Return for the periods ended September 30, 2000

-------------------------------------------------------------------------------------------------------------------
                                          SUB-ACCOUNT
                                           INCEPTION      ONE         THREE        FIVE         TEN         SINCE
Variable Option                              DATE        YEAR         YEARS        YEARS       YEARS      INCEPTION
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                            11/11/99         NA           NA           NA           NA        12.08%
Alger American Growth                      11/11/99         NA           NA           NA           NA         7.89%
Alger American Leveraged AllCap            11/11/99         NA           NA           NA           NA        15.78%
Franklin Aggressive Growth Securities        5/1/00         NA           NA           NA           NA        18.37%
Franklin Global Communications
   Securities                               1/24/89     12.65%       13.54%       13.14%       11.82%        10.81%
Franklin Global Health Care Securities       5/1/98    106.72%           NA           NA           NA        23.48%
Franklin Growth and Income Securities       1/24/89     10.75%        6.55%       12.13%       12.04%         9.36%
Franklin High Income                        1/24/89     -4.65%       -2.13%        3.22%        8.05%         5.93%
Franklin Income Securities                  1/24/89     12.45%        4.98%        7.90%       10.85%         9.10%
Franklin Large Cap Growth Securities         5/1/96     41.68%       20.14%           NA           NA        21.13%
Franklin Money Market                       1/24/89      4.74%          Seven Day Effective Yield
Franklin Natural Resources Securities       1/24/89     26.45%       -0.73%       -0.62%        2.12%         2.83%
Franklin Real Estate                        1/24/89     24.08%       -1.88%        9.17%       11.93%         8.72%
Franklin Rising Dividends Securities        1/27/92      2.66%       -0.14%       10.67%           NA         8.01%
Franklin S&P 500 Index                     11/11/99         NA           NA           NA           NA         2.77%
Franklin Small Cap                         11/01/95     70.13%       22.64%           NA           NA        25.00%
Franklin Technology Securities               5/1/00         NA           NA           NA           NA        20.85%
Franklin U.S. Government                    3/14/89      5.25%        3.73%        4.51%        6.14%         5.94%
Franklin Value Securities                    5/1/98     18.76%           NA           NA           NA        -5.15%
Franklin Zero Coupon - 2000                 3/14/89      3.72%        4.05%        4.28%        7.44%         6.83%
Franklin Zero Coupon - 2005                 3/14/89      3.71%        3.99%        4.69%        8.98%         7.97%
Franklin Zero Coupon - 2010                 3/14/89      3.79%        3.80%        5.28%       10.02%         8.54%
Mutual Discovery Securities                11/08/96     22.47%        6.35%           NA           NA        10.33%
Mutual Shares Securities                   11/08/96     14.97%        5.58%           NA           NA         9.16%
Templeton Asset Strategy                     5/1/95      2.15%       -2.52%        5.93%           NA         6.06%
Templeton Developing Markets Securities     3/15/94     -4.69%      -12.20%       -1.51%           NA        -1.36%
Templeton Global Income Securities          1/24/89     -4.68%       -2.06%        1.41%        3.42%         4.04%
Templeton Growth Securities                 3/15/94      6.03%        4.23%       10.18%           NA         9.79%
Templeton International Securities          1/27/92      7.14%        2.91%        9.44%           NA         9.00%
Templeton International
   Smaller Companies                        5/01/96      5.50%       -2.55%           NA           NA         2.99%
Templeton Pacific Growth Securities         1/27/92    -13.30%      -13.44%       -8.73%           NA        -1.77%
USAllianz VIP Diversified Assets           11/11/99         NA           NA           NA           NA         3.86%
USAllianz VIP Fixed Income                 11/11/99         NA           NA           NA           NA         2.74%
USAllianz VIP Growth                        11/9/99         NA           NA           NA           NA         5.00%


Class II shares of the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio commenced operations as of the date of this supplement, December 15, 2000, therefore no performance is shown for these Sub-Accounts.

Table II:  Total Return for the periods ended September 30, 2000
-------------------------------------------------------------------------------------------------------------------
                                           SUB-ACCOUNT
                                           INCEPTION      ONE         THREE       FIVE          TEN        SINCE
Variable Option                               DATE        YEAR         YEARS       YEARS        YEARS     INCEPTION
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                            11/11/99         NA           NA           NA           NA         5.98%
Alger American Growth                      11/11/99         NA           NA           NA           NA         1.79%
Alger American Leveraged AllCap            11/11/99         NA           NA           NA           NA         9.68%
Franklin Aggressive Growth Securities        5/1/00         NA           NA           NA           NA        12.27%
Franklin Global Communications
   Securities                               1/24/89      6.55%       12.11%       12.65%       11.75%        10.75%
Franklin Global Health Care Securities       5/1/98    100.62%           NA           NA           NA        21.77%
Franklin Growth and Income Securities       1/24/89      4.65%        4.93%       11.61%       11.98%         9.29%
Franklin High Income                        1/24/89    -10.75%       -4.04%        2.53%        7.99%         5.86%
Franklin Income Securities                  1/24/89      6.35%        3.32%        7.30%       10.80%         9.03%
Franklin Large Cap Growth Securities         5/1/96     35.58%       18.85%           NA           NA        20.64%
Franklin Money Market                       1/24/89      4.74%             Seven Day Effective Yield
Franklin Natural Resources Securities       1/24/89     20.35%       -2.63%       -1.45%        2.02%         2.74%
Franklin Real Estate                        1/24/89     17.98%       -3.80%        8.60%       11.88%         8.65%
Franklin Rising Dividends Securities        1/27/92     -3.44%       -1.98%       10.14%           NA         7.93%
Franklin S&P 500 Index                     11/11/99         NA           NA           NA           NA        -3.33%
Franklin Small Cap                         11/01/95     64.03%       21.38%           NA           NA        24.63%
Franklin Technology Securities               5/1/00         NA           NA           NA           NA        14.75%
Franklin U.S. Government                    3/14/89     -0.85%        2.03%        3.84%        6.07%         5.86%
Franklin Value Securities                    5/1/98     12.66%           NA           NA           NA        -7.61%
Franklin Zero Coupon - 2000                 3/14/89     -2.38%        2.36%        3.60%        7.37%         6.76%
Franklin Zero Coupon - 2005                 3/14/89     -2.39%        2.30%        4.03%        8.92%         7.90%
Franklin Zero Coupon - 2010                 3/14/89     -2.31%        2.11%        4.63%        9.96%         8.47%
Mutual Discovery Securities                11/08/96     16.37%        4.71%           NA           NA         9.40%
Mutual Shares Securities                   11/08/96      8.87%        3.92%           NA           NA         8.21%
Templeton Asset Strategy                     5/1/95     -3.95%       -4.45%         5.30           NA         5.61%
Templeton Developing Markets Securities     3/15/94    -10.79%      -14.61%       -2.35%           NA        -1.75%
Templeton Global Income Securities          1/24/89    -10.78%       -3.97%        0.66%        3.34%         3.96%
Templeton Growth Securities                 3/15/94     -0.07%        2.53%        9.63%           NA         9.55%
Templeton International Securities          1/27/92      1.04%        1.17%        8.88%           NA         8.93%
Templeton International
   Smaller Companies                        5/01/96     -0.60%       -4.50%           NA           NA         2.18%
Templeton Pacific Growth Securities         1/27/92    -19.40%      -15.93%       -9.87%           NA        -1.87%
USAllianz VIP Diversified Assets           11/11/99         NA           NA           NA           NA        -2.24%
USAllianz VIP Fixed Income                 11/11/99         NA           NA           NA           NA        -3.36%
USAllianz VIP Growth                        11/9/99         NA           NA           NA           NA        -1.10%


Class II shares of the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio commenced operations as of the date of this supplement, December 15, 2000, therefore no performance is shown for these Sub-Accounts.

2. The following  financial  statements are added to the Statement of Additional
Information:






                             PREFERRED LIFE VARIABLE ACCOUNT C
                                            of
                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   Financial Statements
                              September 30, 2000 (unaudited)


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                            ALGER      ALGER    FRANKLIN  FRANKLIN GLOBAL    FRANKLIN    FRANKLIN
                                                    AIM    AMERICAN   AMERICAN AGGRESSIVE COMMUNICATIONS  GLOBAL HEALTH GROWTH AND
                                                 VI GROWTH GROWTH LEVERAGEDALLCAPGROWTHSECUITIESSECURITIES CARE SECURITIES INCOME
                                                   FUND      FUND       FUND      FUND               FUND      FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                  $4,128      1,745     1,392        438         61,337        2,783      69,886
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,128      1,745     1,392        438         61,337        2,783      69,886
Liabilities:
 Accrued mortality and expense risk charges -
    Valuemark II                                       3          3         4        (1)        65                 2         37
 Accrued mortality and expense risk charges -
    Valuemark IV                                       2          2         1          2         5                 5          5
 Accrued administrative charges -
    Valuemark II                                       -         -          -         -          8                 -          5
 Accrued administrative charges -
    Valuemark IV                                       -         -          -         -          1                 1          1
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5          5         5          1        79                 8          48
Net assets                                        $4,123      1,740     1,387        437    61,258             2,775      69,838
---------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
     Valuemark II                                  3,818     1,487      1,117        405     59,997            2,444      67,459
 Contracts in accumulation period -
     Valuemark IV                                    305       253        270        32      1,261               331       2,238
 Contracts in annuity payment period (note 2)         -         -          -         -          -                 -          141
-----------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $4,123      1,740     1,387        437    61,258             2,775       69,838
-----------------------------------------------------------------------------------------------------------------------------------

Investment shares                                    125         31        28         37     3,647               162        4,210
Investments at cost                               $4,332      1,920     1,612        431    63,698             1,973       69,249

                              See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                           FRANKLINFRANKLIN LARGEFRANKLIN  FRANKLIN  FRANKLIN   FRANKLIN
                                                 FRANKLIN   INCOME   CAP GROWTH MONEY  NATURALRESOURCES REAL  RISING DIVIDENDS
                                                HIGH INCOMESECURITIESSECURITIES  MARKET   SECURITIES  ESTATE   SECURITIES
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                 $19,047     46,539    33,174     19,271     3,510     10,327    32,656
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      19,047     46,539    33,174     19,271     3,510     10,327    32,656
Liabilities:
 Accrued mortality and expense risk charges -
     Valuemark II                                     2         65         4          3         4           2        38
 Accrued mortality and expense risk charges -
    Valuemark IV                                      5          5         5          5         4           3         5
 Accrued administrative charges -
    Valuemark II                                      -         8          -         -          -           -         5
 Accrued administrative charges -
    Valuemark IV                                      1         1          1         1          -           -         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8         79        10          9         8          5        49
Net assets                                       $19,039     46,460    33,164     19,262     3,502     10,322    32,607
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
    Valuemark II                                  17,867    45,109     30,068    18,694      3,302    10,199     30,940
 Contracts in accumulation period -
     Valuemark IV                                  1,172     1,256      3,096       568        200       123      1,667
 Contracts in annuity payment period (note 2)                     -        95          -         -          -         -
-
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $19,039     46,460    33,164     19,262     3,502     10,322    32,607
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                  2,024      3,183     1,425     19,271       253        615     2,784
Investments at cost                              $25,447     48,272    23,151     19,267     3,284     10,776    37,232

       See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                 FRANKLIN             FRANKLIN  FRANKLIN   FRANKLIN
                                                  S&P 500  FRANKLIN  TECHNOLOGY   U.S.       VALUE   FRANKLIN   FRANKLIN
                                                   INDEX   SMALL CAP SECURITIESGOVERNMENT SECURITIESZERO COUPONZERO COUPON
                                                   FUND      FUND       FUND      FUND       FUND   FUND-2000  FUND - 2005
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                  $2,379     25,072       479     43,319       836      8,558     5,351
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       2,379     25,072       479     43,319       836      8,558     5,351
Liabilities:
 Accrued mortality and expense risk charges -
    Valuemark II                                       2          4       (4)          3         8          3         6
 Accrued mortality and expense risk charges -
    Valuemark IV                                       1          5         5          5         -          5         2
 Accrued administrative charges -
     Valuemark II                                      -         -          -         -          1         -          1
 Accrued administrative charges -
     Valuemark IV                                      -         1          1         1          -         1          -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3         10         2          9         9          9         9
Net assets                                        $2,376     25,062       477     43,310       827      8,549     5,342
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
    Valuemark II                                   2,089    23,497        427    42,057        398     8,291      5,187
 Contracts in accumulation period -
     Valuemark IV                                    287     1,565         50     1,253        429       258         93
 Contracts in annuity payment period (note 2)         -         -          -         -          -         -          62
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $2,376     25,062       477     43,310       827      8,549     5,342
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                    227        939        39      3,438        92        660       356
Investments at cost                               $2,366     17,453       475     45,338       716      9,374     5,535

           See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                            MUTUAL     MUTUAL   TEMPLETON  TEMPLETON  TEMPLETON    TEMPLETON
                                                 FRANKLIN  DISCOVERY   SHARES     ASSET   DEVELOPING  GLOBALINCOME   GROWTH
                                               ZERO COUPONSECURITIESSECURITIES STRATEGY MARKETSSECURITIES SECURITIES SECURITIES
                                                FUND - 2010  FUND       FUND      FUND       FUND       FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                  $3,874     11,126    22,424      2,533     4,381      6,615    28,438
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,874     11,126    22,424      2,533     4,381      6,615    28,438
Liabilities:
 Accrued mortality and expense risk charges -
     Valuemark II                                      2          2         2          3         3          2         4
 Accrued mortality and expense risk charges -
     Valuemark IV                                      5          5         5          1         2          3         5
 Accrued administrative charges -
    Valuemark II                                       -         -          -         -          -         -          1
 Accrued administrative charges -
                       Valuemark IV                    1         1          1         -          -         -          1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8          8         8          4         5          5        11
Net assets                                        $3,866     11,118    22,416      2,529     4,376      6,610    28,427
Contract owners' equity:
 Contracts in accumulation period -
          Valuemark II                             3,672    10,498     19,979     2,472      4,185     6,476     26,395
 Contracts in accumulation period -
              Valuemark IV                           194       620      2,437        57        191       134      1,994
 Contracts in annuity payment period (note 2)         -         -          -         -          -         -
38
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $3,866     11,118    22,416      2,529     4,376      6,610    28,427
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                    256        778     1,660        134       771        614     2,184
Investments at cost                               $4,076      9,376    19,871      2,713     5,565      7,777    28,739

                             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                           TEMPLETON  TEMPLETON
                                                 TEMPLETONINTERNATIONALPACIFIC  USALLIANZ  USALLIANZ
                                               INTERNATIONALSMALLER    GROWTH VIPDIVERSIFIEDVIP FIXED USALLIANZ    TOTAL
                                                SECURITIES COMPANIES SECURITIES  ASSETS     INCOME   VIP GROWTH     ALL
                                                   FUND      FUND       FUND      FUND       FUND      FUND        FUNDS
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                 $35,226        997     4,370        137       138        154   512,640
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      35,226        997     4,370        137       138        154   512,640
Liabilities:
 Accrued mortality and expense risk charges -
     Valuemark II                                      3          4         8          -         1          2       289
 Accrued mortality and expense risk charges -
      Valuemark IV                                     5          -         2          -         -          -       110
 Accrued administrative charges -
      Valuemark II                                     -         -          1         -          -         -         30
 Accrued administrative charges -
      Valuemark IV                                     1         -          -         -          -         -         17
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      9          4        11          -         1          2       446
Net assets                                       $35,217        993     4,359        137       137        152   512,194
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
       Valuemark II                               34,643       909      4,288       114        116       145    488,744
 Contracts in accumulation period -
        Valuemark IV                                 574        84         71        23         21         7     23,114
 Contracts in annuity payment period (note 2)          -         -          -         -          -         -        336
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $35,217        993     4,359        137       137        152   512,194
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                  1,907         91       538         13        14         14    52,521
Investments at cost                              $39,664      1,015     4,910        141       135        154   516,036


                             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)


                                                                               FRANKLIN
                                                            ALGER      ALGER  AGGRESSIVE  FRANKLINGLOBAL FRANKLIN     FRANKLIN
                                                  AIM VI  AMERICAN   AMERICAN   GROWTH  COMMUNICATIONS GLOBAL HEALTH  GROWTH AND
                                                  GROWTH  GROWTH LEVERAGEDALLCAP SECURITIES SECURITIES CARE SECURITIES INCOME
                                                   FUND     FUND       FUND      FUND       FUND        FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $       -          -         -          -     1,247          1     3,013
------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
     Valuemark II                                     32        11          9         1        697        16        822
 Mortality and expense risk charges -
     Valuemark IV                                      2         2         1          -         11         5         21
 Administrative charges - Valuemark II                4          1         1          -        84          2         99
 Administrative charges - Valuemark IV                 -          -         -         -         1          1          2
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        38         14        11          1       793         24       944
Investment income (loss), net                        (38)       (14)      (11)        (1)      454        (23)    2,069
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds   -       184        124         -     15,022         -       8,848
 Realized gains (losses) on sales of investments, net (37)       13       (49)        -      2,236       184       (176)
------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net          (37)       197        75          -    17,258       184       8,672
 Net change in unrealized appreciation
  (depreciation) on investments                     (217)      (195)     (225)         7   (27,911)      770      (4,646)
------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  (254)        2       (150)        7    (10,653)      954       4,026
Net increase (decrease) in net assets from
     operations                                    $(292)      (12)      (161)        6    (10,199)      931       6,095
------------------------------------------------------------------------------------------------------------------------------

             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                      FRANKLIN             FRANKLIN             FRANKLIN
                                                 FRANKLIN  FRANKLIN     LARGE               NATURAL  FRANKLIN    RISING
                                                   HIGH     INCOME   CAP GROWTH FRANKLIN   RESOURCES   REAL     DIVIDENDS
                                                  INCOME  SECURITIES SECURITIESMONEY MARKETSECURITIES ESTATE   SECURITIES
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $ 103      4,760       144        863        21        680       780
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
     Valuemark II                                    207       556        275       198         29        93        322
 Mortality and expense risk charges -
    Valuemark IV                                      12        13         22        10          2         2         16
 Administrative charges - Valuemark II                25         67        33         24         3         11        39
 Administrative charges - Valuemark IV                 1          1         2          1         -          -         2
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       245        637       332        233        34        106       379
Investment income (loss), net                       (142)     4,123      (188)       630       (13)       574       401
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds   -      2,276      1,595         -          -       405    6,098
 Realized gains (losses) on sales of investments,
     net                                           (2,690)   (1,282)     1,296         -        (60)     (355)  (1,439)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (2,690)       994     2,891          -       (60)        50     4,659
 Net change in unrealized appreciation
  (depreciation) on investments                    1,696      1,376     1,817          3       790      1,601    (3,778)
---------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  (994)    2,370      4,708         3        730     1,651         881
Net increase (decrease) in net assets from
    operations                                   $(1,136)    6,493      4,520       633        717     2,225       1,282
---------------------------------------------------------------------------------------------------------------------------

                       See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                 FRANKLIN             FRANKLIN  FRANKLIN   FRANKLIN  FRANKLIN   FRANKLIN
                                                  S&P 500  FRANKLIN  TECHNOLOGY   U.S.       VALUE  ZERO COUPONZERO COUPON
                                                   INDEX   SMALL CAP SECURITIESGOVERNMENT SECURITIES   2000       2005
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $   1          -         -         45         3         11         6
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
      Valuemark II                                     17       225         (6)      427         10        90       111
 Mortality and expense risk charges -
     Valuemark IV                                      1        12          1        22          5         3          1
 Administrative charges - Valuemark II                 2         27        (1)        51         1         11        13
 Administrative charges - Valuemark IV                 -          1         -          2         1          -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                        20        265        (6)       502        17        104       125
Investment income (loss), net                        (19)      (265)        6       (457)      (14)       (93)     (119)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds   -     1,755          -         -          -       103         153
 Realized gains (losses) on sales of investments, net  1     2,466         43    (1,415)         9      (351)       (94)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net            1      4,221        43     (1,415)        9       (248)       59
 Net change in unrealized appreciation
(depreciation) on investments                          3     (2,691)        4      4,540        98        648       307
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net       4     1,530         47     3,125        107       400        366
Net increase (decrease) in net assets from operations$(15)   1,265         53     2,668         93       307       247
---------------------------------------------------------------------------------------------------------------------------

                          See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                                          TEMPLETON
                                                 FRANKLIN   MUTUAL     MUTUAL   TEMPLETON DEVELOPING TEMPLETON  TEMPLETON
                                                ZERO COUPONDISCOVERY   SHARES     ASSET     MARKETSGLOBAL INCOME GROWTH
                                                   2010   SECURITIES SECURITIES STRATEGY  SECURITIESSECURITIES SECURITIES
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                $  4        351       711          5        51         12       607
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
    Valuemark II                                      38       107        207        27         53        71        324
 Mortality and expense risk charges -
             Valuemark IV                              2         6         22         1          1         1          20
 Administrative charges - Valuemark II                 5         13        25          3         6          9        39
 Administrative charges - Valuemark IV                 -          1         2          -         -          -         2
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                        45        127       256         31        60         81       385
Investment income (loss), net                        (41)       224       455        (26)       (9)       (69)      222
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  68         -        615         -          -         -       3,996
 Realized gains (losses) on sales of investments, net(257)       396        729       (51)      (180)     (380)      405
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net         (189)       396     1,344        (51)     (180)      (380)    4,401
 Net change in unrealized appreciation
(depreciation) on investments                        552        246      (373)       (50)   (1,463)       170    (6,350)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net     363       642        971      (101)    (1,643)     (210)     (1,949)
Net increase (decrease) in net assets from
   operations                                      $ 322       866      1,426      (127)    (1,652)     (279)     (1,727)
---------------------------------------------------------------------------------------------------------------------------

           See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                           TEMPLETON
                                                 TEMPLETONINTERNATIONALTEMPLETONUSALLIANZVIP
                                               INTERNATIONALSMALLER PACIFICGROWTHDIVERSIFIED USALLIANZVIP USALLIANZ
                                                                                                                    TOTAL
                                                SECURITIES COMPANIES SECURITIES  ASSETS      FIXEDINCOME VIP GROWTH   ALL
                                                   FUND      FUND       FUND      FUND          FUND       FUND      FUNDS
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                $ 26         19         7          7         5          -    13,483
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   370        11         49         -          -         1      5,400
 Mortality and expense risk charges - Valuemark IV     4        (1)         1         -          -         -         221
 Administrative charges - Valuemark II                44          1         6          -         -          -       648
 Administrative charges - Valuemark IV                 -          -         -          -         -          -        20
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       418         11        56          -         -          1     6,289
Investment income (loss), net                       (392)         8       (49)         7         5         (1)    7,194
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds 11,167       -          -         -          -         -     52,409
 Realized gains (losses) on sales of investments, net 165         -     (1,123)      (7)          -         3    (2,000)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       11,332          -    (1,123)        (7)        -          3    50,409
 Net change in unrealized appreciation
(depreciation) on investments                    (14,343)       (13)      (90)        (4)        3          -   (47,718)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net (3,011)      (13)    (1,213)     (11)          3         3        2,691
Net increase (decrease) in net assets from
     operations                               $  (3,403)       (5)    (1,262)      (4)          8         2        9,885
---------------------------------------------------------------------------------------------------------------------------

                         See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                                                                             FRANKLIN
                                               AIM VI           ALGER AMERICAN      ALGER AMERICAN     AGGRESSIVE GROWTH
                                             GROWTH FUND          GROWTH FUND    LEVERAGED ALLCAP FUND  SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  (38)       1         (14)      -         (11)       -          (1)      -
  Realized gains (losses) on investments, net(37)       9         197        -         75         9          -       -
  Net change in unrealized appreciation
   (depreciation) on investments            (217)      13        (195)     20        (225)       4           7       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (292)      23         (12)     20        (161)      13           6       -
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           57        -           7       -          24        -           -       -
  Transfers between funds                  4,897      396       1,492     394       1,082      212         401       -
  Surrenders and terminations             (1,262)     (22)       (383)    (22)        (67)       -          (1)      -
  Rescissions                                 (1)       -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II               3,691      374       1,116     372       1,039      212         400       -
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          165        -         100       -         115        -          10       -
  Transfers between funds                    162        4          63      87         173        -          21       -
  Surrenders and terminations                 (4)       -          (6)      -          (4)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 323        4         157      87         284        -          31       -
Increase (decrease) in net assets          3,722      401       1,261     479       1,162      225         437       -
Net assets at beginning of year              401        -         479       -         225        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 4,123      401       1,740     479       1,387      225         437       -
---------------------------------------------------------------------------------------------------------------------------

                     See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                   FRANKLIN GLOBAL COMMUNICATIONSFRANKLINGLOBALHEALTHCARE FRANKLINGROWTHANDFRANKLIN HIGH
                                           SECURITIES FUND      SECURITIES FUND           INCOME FUND        INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 454    1,746         (23)     (7)      2,069    2,370        (142)  7,066
  Realized gains (losses) on
     investments, net                    17,258    11,061        184      (69)   8,672      15,651      (2,690)    16
  Net change in unrealized appreciation
   (depreciation) on investments       (27,911)    10,895        770       6      (4,646) (17,772)      1,696   (7,480)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (10,199)  23,702         931     (70)      6,095      249      (1,136)   (398)
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          155      218           5       8         169      579          75     129
  Transfers between funds                    712     (724)      1,294     376      (5,375)    (752)     (2,931) (2,280)
  Surrenders and terminations            (12,188) (22,559)        (98)   (158)    (16,358) (29,750)     (4,903) (8,653)
  Rescissions                                 (2)      (8)          -       -         (27)       -           -      (6)
  Other transactions (note 2)                (21)     403           -       -          51      436          23      51
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (11,344) (22,670)      1,201     226     (21,540) (29,487)     (7,736)(10,759)
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          400      504          28     348          77      601          10     366
  Transfers between funds                    301      131           4    (212)        113      983          20     506
  Surrenders and terminations                (34)     (64)        (36)    (13)        (83)     (88)       (106)    (52)
  Rescissions                                  -       (3)          -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        4           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 667      568          (4)    123         107    1,500         (76)    820
Increase (decrease) in net assets        (20,876)   1,600       2,128     279     (15,338) (27,738)     (8,948)(10,337)
Net assets at beginning of year           82,134   80,534         647     368      85,176  112,914      27,987  38,324
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 61,258   82,134       2,775     647      69,838   85,176      19,039  27,987
---------------------------------------------------------------------------------------------------------------------------

                     See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                                                                          FRANKLIN NATURAL
                                            FRANKLIN INCOME   FRANKLIN LARGE CAP     FRANKLIN MONEY         RESOURCES
                                            SECURITIES FUND GROWTH SECURITIES FUND     MARKET FUND       SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $  4,123    4,822        (188)   (228)        630      897         (13)      1
  Realized gains (losses) on
    nvestments, net                          994       2,921   2,891       1,016        -           -     (60)     (770)
  Net change in unrealized appreciation
   (depreciation) on investments           1,376   (9,842)      1,817   5,588           3        -         790   1,633
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,493   (2,099)      4,520   6,376         633      897         717     864
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           63      307         109     360          74      393           5      12
  Transfers between funds                 (4,014)  (4,554)      3,162  11,623       1,157    4,341         215    (210)
  Surrenders and terminations            (11,919) (21,120)     (4,234) (7,116)     (7,043) (13,569)       (576) (1,193)
  Rescissions                                  -        -           -       -          (1)     (39)          -       -
  Other transactions (note 2)                 16      190          12       5         233      484          (2)     (1)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (15,854) (25,177)       (951)  4,872      (5,580)  (8,390)       (358) (1,392)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                           76      558         388     656          61       92          26      61
  Transfers between funds                   (183)     485       1,044     338      (1,081)   1,256           5      (8)
  Surrenders and terminations               (118)     (37)        (94)    (50)         (8)     (17)         (3)     (2)
  Rescissions                                  -        -           -     (27)        (15)       -           -       -
  Other transactions (note 2)                  -        -           -       -          60        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                (225)   1,006       1,338     917        (983)   1,331          28      51
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (9,586) (26,270)      4,907  12,165      (5,930)  (6,162)        387    (477)
Net assets at beginning of year           56,046   82,316      28,257  16,092      25,192   31,354       3,115   3,592
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 46,460   56,046      33,164  28,257      19,262   25,192       3,502   3,115
---------------------------------------------------------------------------------------------------------------------------

             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)


                                             FRANKLIN REAL      FRANKLIN RISING         FRANKLIN            FRANKLIN
                                              ESTATE FUND  DIVIDENDS SECURITIES FUNDS&P 500 INDEX FUND   SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $     574     913         401     116         (19)       -        (265)   (148)
  Realized gains (losses) on
     investments, net                         50     1,434      4,659   11,890         1         -        4,221    488
  Net change in unrealized appreciation
   depreciation) on investments            1,601   (3,300)     (3,778)(18,289)          3       10      (2,691) 10,634
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,225     (953)      1,282  (6,283)        (15)      10       1,265  10,974
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           39       34         114     304          27        -         169     100
  Transfers between funds                   (258)  (2,005)     (3,853) (3,108)      1,791      521       3,458     962
  Surrenders and terminations             (1,725)  (3,480)     (8,157)(16,637)       (203)     (45)     (3,502) (4,320)
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                 (4)       2         (12)     11          (1)       -          (8)     10
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,948)  (5,449)    (11,908)(19,430)      1,614      476         117  (3,248)
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           18       53         154     778         209        -         257     627
  Transfers between funds                     (7)      24         145     419          84        -         553    (297)
  Surrenders and terminations                (16)       -         (44)    (74)         (2)       -         (66)    (22)
  Rescissions                                  -        -           -      (3)          -        -           -       -
  Other transactions (note 2)                  -        -          (1)      3           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  (5)      77         254   1,123         291        -         744     308
Increase (decrease) in net assets            272   (6,325)    (10,372)(24,590)      1,890      486       2,126   8,034
Net assets at beginning of year           10,050   16,375      42,979  67,569         486        -      22,936  14,902
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,322   10,050      32,607  42,979       2,376      486      25,062  22,936
---------------------------------------------------------------------------------------------------------------------------

                              See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999

                                          FRANKLIN TECHNOLOGY      FRANKLIN          FRANKLIN VALUE  FRANKLIN ZERO COUPON -
                                            SECURITIES FUND  U.S. GOVERNMENT FUND    SECURITIES FUND        2000 FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $    6        -        (457)  7,750         (14)      (6)        (93)  1,785
  Realized gains (losses) on
   investments, net                           43        -      (1,415)   (66)           9        4        (248)    223
  Net change in unrealized appreciation
   (depreciation) on investments               4        -       4,540  (9,210)         98        8         648  (1,804)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              53        -       2,668  (1,526)         93        6         307     204
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            -        -          51     406          12        7          33      35
  Transfers between funds                    377        -      (2,947) (1,792)        155      116        (304)   (565)
  Surrenders and terminations                  -        -      (8,888)(17,946)        (68)      (9)     (2,598) (3,878)
  Rescissions                                  -        -           -      (2)         (1)       -         (21)      -
  Other transactions (note 2)                  -        -          42      88           -        -          (4)    152
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 377        -     (11,742)(19,246)         98      114      (2,894) (4,256)
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           25        -          29     498          11       72           -      34
  Transfers between funds                     22        -      (1,110)  1,403         (19)     183           -     208
  Surrenders and terminations                  -        -         (75)    (97)        (23)     (18)        (44)     (2)
  Rescissions                                  -        -           -     (21)          -        -           -       -
  Other transactions (note 2)                  -        -           -       4           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  47        -      (1,156)  1,787         (31)     237         (44)    240
Increase (decrease) in net assets            477        -     (10,230)(18,985)        160      357      (2,631) (3,812)
Net assets at beginning of year                -        -      53,540  72,525         667      310      11,180  14,992
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $477        -      43,310  53,540         827      667       8,549  11,180
---------------------------------------------------------------------------------------------------------------------------

                  See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)


                                        FRANKLIN ZERO COUPON -FRANKLIN ZERO COUPON -MUTUAL DISCOVERY      MUTUAL SHARES
                                               2005 FUND           2010 FUND        SECURITIES FUND      SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (119)     755         (41)    629         224      169         455     318
  Realized gains (losses) on
     investments, net                         59      150        (189)    219         396       40        1,344    546
  Net change in unrealized appreciation
   (depreciation) on investments             307   (1,492)        552  (1,784)        246    2,050        (373)  2,130
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             247     (587)        322    (936)        866    2,259       1,426   2,994
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            3       40          12      55          50       72          90     193
  Transfers between funds                    114     (466)       (296)   (572)        470     (869)     (1,884)    424
  Surrenders and terminations             (1,116)  (1,788)     (1,122) (1,422)     (1,925)  (2,956)     (4,391) (5,418)
  Rescissions                                  -        -           -       -           -        -           -      (4)
  Other transactions (note 2)                 (2)      65          24       9           2       (4)         (9)     (7)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,001)  (2,149)     (1,382) (1,930)     (1,403)  (3,757)     (6,194) (4,812)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                            -       37           6     157          62      113          11     906
  Transfers between funds                      3        9          (5)    (40)         41      142         591     490
  Surrenders and terminations                 (1)      (5)         (1)     (8)        (27)     (10)       (178)    (54)
  Rescissions                                  -        -           -       -           -        -           -      -
  Other transactions (note 2)                  -        -           -       2           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   2       41           -     111          76      245         424   1,342
Increase (decrease) in net assets           (752)  (2,695)     (1,060) (2,755)       (461)  (1,253)     (4,344)   (476)
Net assets at beginning of year            6,094    8,789       4,926   7,681      11,579   12,832      26,760  27,236
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 5,342    6,094       3,866   4,926      11,118   11,579      22,416  26,760
---------------------------------------------------------------------------------------------------------------------------

              See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)



                                               TEMPLETON   TEMPLETON DEVELOPING  TEMPLETONGLOBALINCOME TEMPLETON GROWTH
                                          ASSET STRATEGYFUND MARKETSSECURITIESFUND SECURITIES FUND     SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $   (26)     211          (9)     42         (69)     780         222     299
  Realized gains (losses) on
    investments, net                         (51)     236        (180)   (656)       (380)    (290)      4,401   4,959
  Net change in unrealized appreciation
   (depreciation) on investments             (50)    (253)     (1,463)  3,346         170   (1,395)     (6,350)  1,167
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (127)     194      (1,652)  2,732        (279)    (905)     (1,727)  6,425
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            7       39          35      49          15       31         128     164
  Transfers between funds                   (231)    (552)       (413)    170        (424)    (679)        178      33
  Surrenders and terminations               (471)    (733)     (1,320) (1,407)     (1,853)  (3,553)     (8,402) (6,764)
  Rescissions                                  -        -           -       -           -        -         (16)     -
  Other transactions (note 2)                 (1)      31          (2)      1           -       18          (1)     13
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                (696)  (1,215)     (1,700) (1,187)     (2,262)  (4,183)     (8,113) (6,554)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                            6       15          70     185          25       58         349     642
  Transfers between funds                     (3)      25          29     (94)          3       15          91     805
  Surrenders and terminations                 (2)      (5)          -     (35)          -       (1)       (152)    (18)
  Rescissions                                  -        -           -       -           -        -           -      (9)
  Other transactions (note 2)                  -        4           -       -           -        -           -       2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   1       39          99      56          28       72         288   1,422
Increase (decrease) in net assets           (822)    (982)     (3,253)  1,601      (2,513)  (5,016)     (9,552)  1,293
Net assets at beginning of year            3,351    4,333       7,629   6,028       9,123   14,139      37,979  36,686
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $2,529    3,351       4,376   7,629       6,610    9,123      28,427  37,979
---------------------------------------------------------------------------------------------------------------------------

         See   accompanying   notes  to   financial  statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)


                                        TEMPLETON INTLTEMPLETON INTERNATIONAL  TEMPLETON PACIFIC          USALLIANZ VIP
                                         SECURITIES FUND SMALLER COMPANIES FUND GROWTHSECURITIESFUND DIVERSIFIED ASSETS FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $   (392)   2,122           8      15         (49)     (31)          7       -
  Realized gains (losses) on
     investments, net                      11,332   4,165          -    (47)      (1,123)  (2,409)         (7)       -
  Net change in unrealized appreciation
   (depreciation) on investments         (14,343)   4,247         (13)    245         (90)   4,586          (4)      -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (3,403)  10,534          (5)    213      (1,262)   2,146          (4)      -
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          108      145           6       4           9      102           1       -
  Transfers between funds                    (12)  (2,577)        (92)     99        (221)     479         337       2
  Surrenders and terminations             (8,916) (15,456)       (162)   (217)     (1,468)  (2,143)       (221)     -
  Rescissions                                (12)      (2)          -       -           -        -           -       -
  Other transactions (note 2)                 (7)      67           -      (1)         (2)       5           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (8,839) (17,823)       (248)   (115)     (1,682)  (1,557)        117       2
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          100      136          38     132           5        8           4      -
  Transfers between funds                    208       10          15    (127)         16        6          20       -
  Surrenders and terminations                (13)      (4)         (9)      -           -        -          (2)      -
  Rescissions                                  -       (9)          -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 295      133          44       5          21       14          22       -
Increase (decrease) in net assets        (11,947)  (7,156)       (209)    103      (2,923)     603         135       2
Net assets at beginning of year           47,164   54,320       1,202   1,099       7,282    6,679           2       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 35,217   47,164         993   1,202       4,359    7,282         137       2
---------------------------------------------------------------------------------------------------------------------------

               See   accompanying   notes  to   financial  statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)



                                                                 USALLIANZ VIP        USALLIANZ VIP           TOTAL
                                                               FIXED INCOME FUND       GROWTH FUND          ALL FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                                                 2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                $    5       -          (1)       -       7,194  32,387
  Realized gains (losses) on investments, net                       -       -           3      (2)      50,409   50,728
  Net change in unrealized appreciation
   (depreciation) on investments                                    3       -           -        -     (47,718)(26,039)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                    8       -           2       (2)      9,885  57,076
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                               100       -           1        -       1,753   3,786
  Transfers between funds                                           9      22         171        2      (1,783) (1,533)
  Surrenders and terminations                                       -     (22)        (30)       -    (115,570)(192,356)
  Rescissions                                                       -       -           -        -         (81)    (61)
  Other transactions (note 2)                                       -       -           -        -         327   2,028
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                                      109       -         142        2    (115,354)(188,136)
Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                 2       -           3        -       2,840   7,637
  Transfers between funds                                          20       -           5        -       1,344   6,751
  Surrenders and terminations                                      (2)      -           -        -      (1,153)   (676)
  Rescissions                                                       -       -           -        -         (15)    (72)
  Other transactions (note 2)                                       -       -           -        -          59      19
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                       20       -           8        -       3,075  13,659
Increase (decrease) in net assets                                 137       -         152        -    (102,394)(117,401)
Net assets at beginning of year                                     -       -           -        -     614,588 731,989
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $137       -         152        -     512,194 614,588

               See   accompanying   notes  to   financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
September 30, 2000 (unaudited)


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following Investment Advisers in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
---------------------------------------------------------------------------
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund               Franklin Advisers, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin Technology Securities Fund                      Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

The  Franklin   Aggressive  Growth  Securities  Fund  and  Franklin   Technology
Securities Fund were added as available investment options on May 1, 2000.

During the nine-month period ended September 30, 2000, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
Franklin Asset Strategy Fund                         Franklin Global Asset Allocation Fund    May 1, 2000
Franklin Developing Markets Securities Fund          Franklin Developing Markets Equity Fund  May 1, 2000
Franklin Growth Securities Fund                      Franklin Global Growth Fund              May 1, 2000
Franklin International Equity Fund                   Franklin International Securities Fund   May 1, 2000
Franklin Pacific Growth Securities Fund              Franklin Pacific Growth Fund             May 1, 2000


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $276,767 and $443,591, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                Contingent Deferred Sales Charge
                           --------------------------------
Payment                    Valuemark II     Valuemark IV
--------------------------------------------------------
0-1                        5%               6%
1-2                        5%               6%
2-3                        4%               6%
3-4                        3%               5%
4-5                        1.5%             4%
5-6                        0%               3%
6-7                        0%               2%

Total contingent deferred sales charges paid by the contract owners during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $495,633 and $961,794, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $4,780 and $4,250, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers to the Fixed Accounts were $438,883 for the nine-month period ended September 30, 2000 (unaudited). Net transfers from the Fixed Accounts were $5,218,108 for the year ended December 31, 1999.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions  in units for each fund for the nine-month  period ended  September
30, 2000 (unaudited) and the year ended December 31, 1999 were as follows:
                                                           ALGER  FRANKLIN FRANKLIN FRANKLIN
                                                   ALGER AMERICANAGGRESSIVE GLOBAL   GLOBAL    FRANKLIN             FRANKLIN
                                           AIM   MERICANLEVERAGE GROWT COMMUNICATIONS HEALTH   GROWTH &  FRANKLIN    INCOME
                                        VIGROWTH GROWTH  ALLCAP SECURITIESSECURITIESCARESECURITIES INCOME HIGHINCOME SECURITIES
                                          FUND     FUND    FUND     FUND     FUND     FUND       FUND        FUND    FUND
-------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
     December 31, 1998                         -        -        -       -    2,843       26   4,289    1,783    3,263
Contract transactions:
 Purchase payments                             -        -        -       -        8        1       22        6      12
 Transfers between funds                      38       38       18       -      (26)      37      (31)    (106)   (185)
 Surrenders and terminations                  (2)      (2)       -       -     (750)     (17)  (1,112)    (409)   (850)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -       13        -       16        2       8
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions    36       36      18        -     (755)      21   (1,105)   (507)  (1,015)
Accumulation units outstanding at
     December 31, 1999                         36      36       18        -    2,088       47   3,184    1,276    2,248
-------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                             5        1        2       -        4        -        7        4       2
 Transfers between funds                     410      136       82      34       17      107     (219)    (141)   (166)
 Surrenders and terminations                (110)     (34)      (6)      -     (318)      (7)    (628)    (239)   (472)
 Rescissions                                   -        -        -       -        -        -       (1)       -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -       (1)       -        2        1       1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions  305      103      78       34     (298)     100     (839)   (375)    (635)
Accumulation units outstanding at
     September 30, 2000                      341     139       96       34    1,790      147   2,345      901    1,613
-------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
       December 31, 1998                       -       -        -        -        2        8      17       25       14
Contract transactions:
 Purchase payments                             -        -        -       -       17       38       23       17      23
 Transfers between funds                       -        8        -       -        4      (25)      37       24      20
 Surrenders and terminations                   -        -        -       -       (2)      (2)      (3)      (3)     (1)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
-------------------------------------------------------------------------------------------------------------------------------
Net  increase (decrease) in accumulation
 units resulting from contract transactions    -        8       -        -       19       11       57      38       42
Accumulation units outstanding at
     December 31, 1999                         -       8        -        -       21       19      74       63       56
-------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                            14        9       10       1       10        2        3        1       3
 Transfers between funds                      14        7       14       2        8        -        4        1      (8)
 Surrenders and terminations                   -       (1)       -       -       (1)      (3)      (3)      (5)     (5)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
-------------------------------------------------------------------------------------------------------------------------------
Net  increase (decrease) in accumulation
 units resulting from contract transactions   28       15      24        3       17       (1)       4      (3)     (10)
Accumulation units outstanding at
     September 30, 2000                       28      23       24        3       38       18      78       60       46
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                           FRANKLIN          FRANKLIN
                                       FRANKLIN LARGEFRANKLINNATURALFRANKLIN  RISING  FRANKLIN         FRANKLIN  FRANKLIN
                                         CAP GROWTH  MONEY RESOURCES  REAL   DIVIDENDS S&P 500 FRANKLINTECHNOLOGY U.S.
                                         SECURITIES MARKETSECURITIES ESTATE SECURITIES  INDEX  SMALLCAP SECURITIESGOVERNMENT
                                            FUND     FUND    FUND     FUND     FUND     FUND     FUND    FUND     FUND
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
   December 31, 1998                       1,016   2,168      415      708    3,176        -   1,012        -    3,787
Contract transactions:
 Purchase payments                            22       26        1       1       15        -        6        -      22
 Transfers between funds                     710      299      (28)    (90)    (157)      51       27        -     (96)
 Surrenders and terminations                (423)    (930)    (120)   (153)    (828)      (4)    (263)       -    (957)
 Rescissions                                   -       (3)       -       -        -        -        -        -       -
 Other transactions                            -       33        -       -        1        -        1        -       5
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   309     (575)   (147)    (242)    (969)      47     (229)      -   (1,026)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
    December 31, 1999                        1,325    1,593      268      466   2,207       47      783      -     2,761
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                              5        5       -        2        6        3       5        -        3
 Transfers between funds                      146       95      13      (14)    (207)     174     110       35     (157)
 Surrenders and terminations                 (192)    (490)    (46)     (73)    (433)     (20)   (116)       -     (470)
 Rescissions                                    -        -       -        -        -        -       -        -        -
 Bonuses                                        -        -       -        -        -        -       -        -        -
 Other transactions                            1       15        -       -       (1)       -        -        -       2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   (40)    (375)    (33)     (85)    (635)     157       (1)     35     (622)
Accumulation units outstanding at
   September 30, 2000                        1,285   1,218      235      381    1,572      204     782      35    2,139
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
     December 31, 1998                        17      12        7        1       17        -       9        -       28
Contract transactions:
 Purchase payments                            40        6        6       2       39        -       38        -      27
 Transfers between funds                      21       86       (1)      1       21        -      (18)       -      76
 Surrenders and terminations                  (3)      (1)       -       -       (4)       -       (1)       -      (5)
 Rescissions                                  (2)       -        -       -        -        -        -        -      (1)
 Other transactions                            -        -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   56       91       5        3       56        -       19       -       97
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
    December 31, 1999                         73     103       12        4       73        -      28        -      125
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                            18        4        2       1        8       20        9        2       2
 Transfers between funds                      46      (72)       1       -        7        8       19        2     (58)
 Surrenders and terminations                  (4)      (1)       -      (1)      (2)       -       (2)       -      (4)
 Rescissions                                   -       (1)       -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        4        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net  increase (decrease) in accumulation
 units resulting from contract transactions   60      (66)      3        -       13       28       26        4      (60)
Accumulation units outstanding at
     September 30, 2000                       133      37       15        4       86       28      54        4       65
---------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLINFRANKLIN FRANKLIN                           TEMPLETONTEMPLETON
                                          FRANKLIN   ZERO    ZERO     ZERO    MUTUAL   MUTUAL  TEMPLETONDEVELOPINGGLOBAL
                                            VALUE   COUPON  COUPON   COUPON  DISCOVERY SHARES    ASSET  MARKETS  INCOME
                                         SECURITIES  2000    2005     2010  SECURITIESSECURITIESSTRATEGYSECURITIESSECURITIES
                                            FUND     FUND    FUND     FUND     FUND     FUND     FUND    FUND     FUND
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
     December 31, 1998                        19     723      349      272    1,127    2,264     318      749      787
Contract transactions:
 Purchase payments                             1        2        2       2        6       15        3        5       2
 Transfers between funds                      16      (27)     (20)    (22)     (76)      28      (41)       9     (39)
 Surrenders and terminations                  (1)    (186)     (75)    (55)    (247)    (427)     (54)    (148)   (209)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        7        3       -        -       (1)       2        -       1
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   16     (204)    (90)     (75)    (317)    (385)     (90)   (134)    (245)
Accumulation units outstanding at
   December 31, 1999                          35     519      259      197      810    1,879     228      615      542
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                             1        2        -       -        3        7        1        3       1
 Transfers between funds                      18      (14)       2     (12)      34     (143)     (17)     (39)    (26)
 Surrenders and terminations                  (8)    (122)     (50)    (45)    (132)    (327)     (33)    (124)   (114)
 Rescissions                                   -       (1)       -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       1        -       (1)       -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   11     (135)    (48)     (56)     (95)    (464)     (49)   (160)    (139)
Accumulation units outstanding at
     September 30, 2000                       46     384      211      141      715    1,415     179      455      403
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
     December 31, 1998                        22       2        2        3       17       38       1        5        2
 Contract transactions:
 Purchase payments                            10        2        2       6       10       71        1       18       3
 Transfers between funds                      24       10        -      (2)      12       39        2       (9)      1
 Surrenders and terminations                  (2)       -        -       -       (1)      (4)       -       (4)      -
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions            32       12       2        4       21      106        3       5        4
Accumulation units outstanding at
     December 31, 1999                        54      14        4        7       38      144       4       10        6
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                             2        -        -       -        4        1        -        7       2
 Transfers between funds                      (2)       -        -       -        3       42        -        3       -
 Surrenders and terminations                  (3)      (2)       -       -       (2)     (13)       -        -       -
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   (3)      (2)      -        -        5       30        -      10        2
Accumulation units outstanding at
     September 30, 2000                       51      12        4        7       43      174       4       20        8
---------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                  TEMPLETON
                                             TEMPLETON TEMPLETON   INTL TEMPLETON  USALLIANZ USALLIANZ
                                            GROWTH     INTL   SMALLER PACIFICGROWTH VIPDIV  VIPFIXED USALLIANZ TOTAL
                                            SECURITIES SECURITIES COMPANIES SECURITIESASSETS INCOME VIPGROWTH   ALL
                                                  FUND    FUND     FUND     FUND     FUND     FUND    FUND     FUNDS
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
     December 31, 1998                              2,239   2,938      114      821        -        -       -   37,206
Contract transactions:
 Purchase payments                                      9        8       -       10        -        -        -     207
 Transfers between funds                                -     (136)      8       52        -        2        -     253
 Surrenders and terminations                         (390)    (780)    (21)    (225)       -       (2)       -  (9,640)
 Rescissions                                            -        -       -        -        -        -        -      (3)
 Other transactions                                     1        4       -        1        -        -        -      97
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions          (380)    (904)    (13)    (162)       -        -        -  (9,086)
Accumulation units outstanding at December 31, 1999  1,859   2,034      101      659        -        -       -   28,120
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                      7        5       -        1        -       10        -      95
 Transfers between funds                                8       (1)     (8)      (8)      32        1       16     298
 Surrenders and terminations                         (450)    (411)    (14)    (154)     (21)       -       (3) (5,662)
 Rescissions                                           (1)      (1)      -        -        -        -        -      (4)
 Bonuses                                                -        -       -        -        -        -        -       -
 Other transactions                                     -        -       -        -        -        -        -      20
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions          (436)    (408)    (22)    (161)      11       11       13  (5,253)
Accumulation units outstanding at
    September 30, 2000                               1,423   1,626       79      498       11       11      13   22,867
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at December 31, 1998    10       8        3        6        -        -       -      276
 Contract transactions:
 Purchase payments                                     37        7      12        1        -        -        -     456
 Transfers between funds                               46        1     (12)       1        -        -        -     367
 Surrenders and terminations                           (1)       -       -        -        -        -        -     (37)
 Rescissions                                           (1)       -       -        -        -        -        -      (4)
 Other transactions                                     -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions            81        8       -        2        -        -        -      782
Accumulation units outstanding at December 31, 1999    91      16        3        8        -        -        -    1,058
---------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                     19        5       3        1        -        -        -     163
 Transfers between funds                                5        8       1        -        2        2        -      59
 Surrenders and terminations                           (8)      (1)     (1)       -        -        -        -     (62)
 Rescissions                                            -        -       -        -        -        -        -      (1)
 Bonuses                                                -        -       -        -        -        -        -       -
 Other transactions                                     -        -       -        -        -        -        -       4
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions            16       12       3        1        2        2        -     163
Accumulation units outstanding at September 30, 2000   107      28       6        9        2        2        -    1,221
---------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds for the nine-month period ended September 30, 2000 (unaudited) and each of the five years ended December 31, 1999.

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                               RATIO OF                                           RATIO OF
                        ACCUMULATION                           EXPENSES   ACCUMULATION                           EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETS TOAVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETS  TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE  (IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

AIM VI GROWTH FUND
September 30, 2000          341      $11.217      $3,818         2.13%         28      $11.208      $305           2.22%
December 31,
 19991                       36       11.084         397         2.13+          -       11.083         4           2.22+
ALGER AMERICAN GROWTH FUND
September 30, 2000          139       10.798       1,487         2.19          23       10.789       253           2.28
December 31,
 19991                       36       10.922         391         2.19+          8       10.921        88           2.28+
ALGER AMERICAN LEVERAGED ALLCAP FUND
September 30, 2000           96       11.587       1,117         2.33          24       11.578       270           2.42
December 31,
 19991                       18       12.160         225         2.33+          -            -         -           2.42+
FRANKLIN AGGRESSIVE GROWTH FUND
September 30, 20006          34       11.840         405         2.12+          3       11.835        32           2.21+
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
September 30, 2000        1,790       33.514      59,997         1.91          38       33.195     1,261           2.00
December 31,
 1999                     2,088       38.917      81,263         1.91          21       38.572       792           2.00
 1998                     2,843       28.308      80,480         1.90           2       28.082        54           1.99
 1997                     3,699       25.818      95,497         1.90           -            -         -           -
 1996                     4,998       20.654     103,225         1.90           -            -         -           -
 1995                     5,916       19.555     115,743         1.90           -            -         -           -
FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
September 30, 2000          147       16.692       2,444         2.22          18       16.656       331           2.31
December 31,
 1999                        47        9.615         450         2.22          19        9.601       197           2.31
 19983                       26       10.610         275         2.24+          8       10.604        93           2.33+

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

FRANKLIN GROWTH AND INCOME FUND
September 30, 2000        2,345      $28.776     $67,459         1.89%         78      $28.475    $2,238           1.98%
December 31,
 1999                     3,184       26.147      83,242         1.89          74       25.891     1,929           1.98
 1998                     4,289       26.226     112,466         1.89          17       25.993       448           1.98
 1997                     4,952       24.551     121,570         1.89           -            -         -           -
 1996                     5,070       19.490      98,821         1.90           -            -         -           -
 1995                     4,347       17.310      75,240         1.92           -            -         -           -

FRANKLIN HIGH INCOME FUND
September 30, 2000          901       19.826      17,867         1.94          60       19.618     1,172           2.03
December 31,
 1999                     1,276       20.900      26,674         1.94          63       20.695     1,313           2.03
 1998                     1,783       21.208      37,806         1.93          25       21.020       518           2.02
 1997                     2,110       21.312      44,963         1.93           -            -         -           -
 1996                     2,164       19.375      41,921         1.94           -            -         -           -
 1995                     2,076       17.252      35,808         1.96           -            -         -           -

FRANKLIN INCOME SECURITIES FUND
September 30, 2000        1,613       27.959      45,109         1.90          46       27.667     1,256           1.99
December 31,
 1999                     2,248       24.323      54,683         1.90          56       24.084     1,318           1.99
 1998                     3,263       25.122      81,970         1.89          14       24.898       346           1.98
 1997                     3,991       25.065     100,025         1.90           -            -         -           -
 1996                     4,519       21.708      98,109         1.90           -            -         -           -
 1995                     4,567       19.785      90,364         1.91           -            -         -           -

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
September 30, 2000        1,285       23.422      30,068         2.17         133       23.329     3,096           2.26
December 31,
 1999                     1,325       20.218      26,784         2.17          73       20.152     1,473           2.26
 1998                     1,016       15.574      15,825         2.17          17       15.537       267           2.26
 1997                       622       13.130       8,167         2.17           -            -         -           -
 19962                      225       11.254       2,529         2.17+          -            -         -           -

FRANKLIN MONEY MARKET FUND
September 30, 2000        1,218       15.346      18,694         1.93          37       15.188       568           2.02
December 31,
 1999                     1,593       14.860      23,673         1.93         103       14.717     1,519           2.02
 1998                     2,168       14.386      31,188         1.85          12       14.260       166           1.94
 1997                     2,155       13.865      29,881         1.85           -            -         -           -
 1996                     2,433       13.359      32,508         1.83           -            -         -           -
 1995                     2,218       12.883      28,571         1.80           -            -         -           -

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)


5. UNIT VALUES (CONTINUED)
                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

FRANKLIN NATURAL RESOURCES SECURITIES FUND
September 30, 2000          235      $14.010      $3,302         2.06%         15      $13.864      $200           2.15%
December 31,
 1999                       268       11.092       2,983         2.06          12       10.983       132           2.15
 1998                       415        8.505       3,536         2.04           7        8.430        56           2.13
 1997                       458       11.559       5,299         2.09           -            -         -           -
 1996                       566       14.467       8,189         2.05           -            -         -           -
 1995                       516       14.109       7,278         2.06           -            -         -           -

FRANKLIN REAL ESTATE FUND
September 30, 2000          381       26.868      10,199         1.98           4       26.587       123           2.07
December 31,
 1999                       466       21.386       9,946         1.98           4       21.176       104           2.07
 1998                       708       23.107      16,340         1.94           1       22.901        35           2.03
 1997                       942       28.169      26,532         1.94           -            -         -           -
 1996                       859       23.668      20,335         1.97           -            -         -           -
 1995                       794       18.073      14,344         1.99           -            -         -           -

FRANKLIN RISING DIVIDENDS SECURITIES FUND
September 30, 2000        1,572       19.675      30,940         2.15          86       19.523     1,667           2.24
December 31,
 1999                     2,207       18.846      41,590         2.15          73       18.712     1,353           2.24
 1998                     3,176       21.165      67,223         2.12          17       21.034       346           2.21
 1997                     3,489       20.074      70,041         2.14           -            -         -           -
 1996                     3,394       15.303      51,934         2.16           -            -         -           -
 1995                     3,182       12.498      39,770         2.18           -            -         -           -

FRANKLIN S&P 500 INDEX FUND
September 30, 2000          204       10.285       2,089         1.95          28       10.277       287           2.04
December 31,
 19991                       47       10.467         486         1.95+          -            -         -           2.04+

FRANKLIN SMALL CAP FUND
September 30, 2000          782       30.095      23,497         2.17          54       29.962     1,565           2.26
December 31,
 1999                       783       28.353      22,163         2.17          28       28.247       773           2.26
 1998                     1,012       14.600      14,771         2.17           9       14.558       131           2.26
 1997                       938       14.952      14,022         2.17           -            -         -           -
 19962                      416       12.913       5,369         2.17+          -            -         -           -

FRANKLIN TECHNOLOGY SECURITIES FUND
September 30, 2000           35       12.088         427         2.33+          4       12.084        50           2.42+

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                             RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                            EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATION NET ASSETS  TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE (IN THOUSANDS)  NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT FUND
September 30, 2000        2,139      $19.678     $42,057         1.91%        $65      $19.474    $1,253           2.00%
December 31,
 1999                     2,761       18.574      51,251         1.91         125       18.394     2,289           2.00
 1998                     3,787       19.014      71,990         1.90          28       18.847       535           1.99
 1997                     4,844       17.947      86,937         1.90           -            -         -           -
 1996                     6,017       16.650     100,185         1.91           -            -         -           -
 1995                     5,089       16.298      82,935         1.92           -            -         -           -

FRANKLIN VALUE SECURITIES FUND
September 30, 2000           46        8.819         398         2.21%         51        8.799       429           2.30
December 31,
 1999                        35        7.736         261         2.21          54        7.724       406           2.30
 19983                       19        7.717         143         2.52+         22        7.713       167           2.61+

FRANKLIN ZERO COUPON FUND - 2000
September 30, 2000          384       21.694       8,291         2.05          12       21.469       258           2.14
December 31,
 1999                       519       21.023      10,887         2.05          14       20.819       293           2.14
 1998                       723       20.684      14,941         1.80           2       20.502        51           1.89
 1997                     1,087       19.512      21,204         1.80           -            -         -           -
 1996                     1,358       18.475      25,085         1.80           -            -         -           -
 1995                     1,416       18.294      25,910         1.80           -            -         -           -

FRANKLIN ZERO COUPON FUND - 2005
September 30, 2000          211       24.497       5,187         2.05           4       24.246        93           2.14
December 31,
 1999                       259       23.205       6,008         2.05           4       22.983        86           2.14
 1998                       349       25.003       8,739         1.80           2       24.786        50           1.89
 1997                       345       22.532       7,772         1.80           -            -         -           -
 1996                       428       20.517       8,777         1.80           -            -         -           -
 1995                       456       20.914       9,531         1.80           -            -         -           -

FRANKLIN ZERO COUPON FUND - 2010
September 30, 2000          141       26.048       3,672         2.05           7       25.777       194           2.14
December 31,
 1999                       197       24.164       4,745         2.05           7       23.929       181           2.14
 1998                       272       27.920       7,588         1.80           3       27.674        93           1.89
 1997                       292       24.740       7,220         1.80           -            -         -           -
 1996                       348       21.522       7,492         1.80           -            -         -           -
 1995                       371       22.431       8,329         1.80           -            -         -           -

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

MUTUAL DISCOVERY SECURITIES FUND
September 30, 2000          715      $14.717     $10,498         2.41%         43      $14.666      $620           2.50%
December 31,
 1999                       810       13.701      11,073         2.41          38       13.662       506           2.50
 1998                     1,127       11.226      12,646         2.40          17       11.205       186           2.49
 1997                       924       11.983      11,070         2.46           -            -         -           -
 19964                       27       10.180         278         2.77+          -            -         -           -

MUTUAL SHARES SECURITIES FUND
September 30, 2000        1,415       14.120      19,979         2.19         174       14.070     2,437           2.28
December 31,
 1999                     1,879       13.237      24,866         2.19         144       13.199     1,894           2.28
 1998                     2,264       11.837      26,789         2.17          38       11.814       447           2.26
 1997                     1,823       11.993      21,858         2.20           -            -         -           -
 19964                       43       10.330         442         2.40+          -            -         -           -

TEMPLETON ASSET STRATEGY FUND
September 30, 2000          179       13.825       2,472         2.22           4       13.757        57           2.31
December 31,
 1999                       228       14.408       3,294         2.22           4       14.347        57           2.31
 1998                       318       13.589       4,317         2.24           1       13.543        16           2.33
 1997                       424       13.786       5,850         2.34           -            -         -           -
 1996                       300       12.514       3,759         2.26           -            -         -           -
 19955                       36       10.591         379         2.30+          -            -         -           -

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
September 30, 2000          455        9.199       4,185         2.79          20        9.145       191           2.88
December 31,
 1999                       615       12.188       7,494         2.79          10       12.125       135           2.88
 1998                       749        7.993       5,983         2.81           5        7.958        45           2.90
 1997                     1,160       10.340      11,992         2.82           -            -         -           -
 1996                     1,042       11.487      11,970         2.89           -            -         -           -
 1995                       757        9.582       7,254         2.81           -            -         -           -

TEMPLETON GLOBAL INCOME SECURITIES FUND
September 30, 2000          403       16.055       6,476         2.05           8       15.887       134           2.14
December 31,
 1999                       542       16.635       9,013         2.05           6       16.472       110           2.14
 1998                       787       17.905      14,094         2.03           2       17.746        45           2.12
 1997                     1,072       16.957      18,177         2.02           -            -         -           -
 1996                     1,354       16.781      22,719         2.01           -            -         -           -
 1995                     1,472       15.522      22,851         2.04           -            -         -           -

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES FUND
September 30, 2000        1,423      $18.543     $26,395         2.28%        107      $18.434    $1,994           2.37%
December 31,
 1999                     1,859       19.466      36,188         2.28          91       19.364     1,791           2.37
 1998                     2,239       16.309      36,512         2.28          10       16.238       174           2.37
 1997                     2,594       15.176      39,364         2.28           -            -         -           -
 1996                     2,146       13.560      29,103         2.33           -            -         -           -
 1995                     1,416       11.339      16,061         2.37           -            -         -           -

TEMPLETON INTERNATIONAL SECURITIES FUND
September 30, 2000        1,626       21.303      34,643         2.30          28       21.138       574           2.39
December 31,
 1999                     2,034       23.022      46,821         2.30          16       22.858       343           2.39
 1998                     2,938       18.437      54,177         2.28           8       18.322       143           2.37
 1997                     4,063       17.711      71,965         2.29           -            -         -           -
 1996                     4,375       16.081      70,362         2.29           -            -         -           -
 1995                     4,073       13.263      54,018         2.32           -            -         -           -

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
September 30, 2000           79       11.434         909         2.51           6       11.389        84           2.60
December 31,
 1999                       101       11.441       1,155         2.51           3       11.403        47           2.60
 1998                       114        9.364       1,065         2.50           3        9.342        34           2.59
 1997                       173       10.825       1,875         2.46           -            -         -           -
 19962                       65       11.145         722         2.18+          -            -         -           -

TEMPLETON PACIFIC GROWTH SECURITIES FUND
September 30, 2000          498        8.628       4,288         2.48           9        8.561        71           2.57
December 31,
 1999                       659       10.915       7,191         2.48           8       10.838        82           2.57
 1998                       821        8.078       6,633         2.50           6        8.028        46           2.59
 1997                     1,251        9.431      11,793         2.43           -            -         -           -
 1996                     1,751       14.932      26,148         2.39           -            -         -           -
 1995                     1,812       13.630      24,693         2.41           -            -         -           -

USALLIANZ VIP DIVERSIFIED ASSETS FUND
September 30, 2000           11       10.446         114         2.4            2       10.437        23           2.49
December 31,
 19991                        -       10.170           2         2.40+          -            -         -           2.49+

USALLIANZ VIP FIXED INCOME FUND
September 30, 2000           11       10.334         116         2.15           2       10.325        21           2.24
December 31,
 19991                        -            -           -         2.15+          -            -         -           2.24+

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
December 31, 1998

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                             RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                            EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETS   TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)  NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

USALLIANZ VIP GROWTH FUND
September 30, 2000           13      $10.612        $145         2.30%          -      $10.604        $7           2.39%
 December 31,
 19991                        -            -           -         2.30+          -            -         -           2.39+

* For the year ended  December 31,  including  the effect of the expenses of the underlying  funds.
+  Annualized.
1  Period  from  November  12,  1999  (fund commencement)  to  December  31,  1999.
2  Period  from  June  10,  1996  (fund commencement)  to  December  31,  1996.
3  Period  from  August  17,  1998 (fund commencement)  to  December  31,  1998.
4  Period  from  December  2, 1996 (fund commencement)  to  December  31,  1996.
5  Period  from  August  4,  1995  (fund commencement)   to  December   31,  1995.
6  Period  from  May  1,  2000  (fund commencement) to September 30, 2000.




                               PART B - VERSION B


PART B WAS FILED IN REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 ON APRIL 28, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                        PREFERRED LIFE VARIABLE ACCOUNT C
                               USALLIANZ ADVANTAGE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 15, 2000


1. The tables in the SAI are replaced with the following tables which have been revised to include performance data as of September 30, 2000.

The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Table II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.

USALLIANZ ADVANTAGE
Table I:  Total Return for the periods ended September 30, 2000
HYPOTHETICAL
--------------------------------------------------------------------------------------------------------------------
                                           Portfolio
                                           Inception       One         Three       Five          Ten       Since
Variable Option                               Date         Year         Years       Years        Years    Inception
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation               5/5/93        53.24%       20.21%      18.80%          NA       20.36%
AIM V.I. Growth                             5/5/93        23.57%       20.57%      20.62%          NA       19.06%
AIM V.I. International Equity               5/5/93        16.03%        9.62%      12.83%          NA       12.26%
AIM V.I. Value                              5/5/93         8.53%       14.91%      16.00%          NA       17.74%
Alger American Growth                       1/9/89        19.84%       22.36%      20.14%      22.12%       19.77%
Alger American Leveraged AllCap            1/25/95        33.08%       34.75%      20.14%          NA       36.40%
Alger American MidCap Growth                5/3/93        50.60%       22.93%      18.87%          NA       23.48%
Alger American Small Capitalization        9/21/88        17.32%       10.58%       8.41%      16.37%       16.83%
Davis VA Financial                          7/1/99        28.91%           NA          NA          NA       11.37%
Davis VA Real Estate                        7/1/99        15.96%           NA          NA          NA        2.89%
Davis VA Value                              7/1/99        19.33%           NA          NA          NA        7.05%
Franklin Aggressive Growth Securities*      5/1/00            NA           NA          NA          NA        18.37
Franklin Global Communications Securities  1/24/89        12.65%       13.54%      13.14%      11.82%       10.81%
Franklin Global Health Care Securities      5/1/98       106.72%           NA          NA          NA       23.48%
Franklin Growth and Income Securities      1/24/89        10.75%        6.55%      12.13%      12.04%        9.36%
Franklin High Income                       1/24/89        -4.65%       -2.13%       3.22%       8.05%        5.93%
Franklin Income Securities                 1/24/89        12.45%        4.98%       7.90%      10.85%        9.10%
Franklin Large Cap Growth Securities        5/1/96        41.68%       20.14%          NA          NA       21.13%
Franklin Natural Resources Securities      1/24/89        26.45%       -0.73%      -0.62%       2.12%        2.83%
Franklin Rising Dividends Securities       1/27/92         2.66%       -0.14%      10.67%          NA        8.01%
Franklin S&P500 Index*                    11/11/99            NA           NA          NA          NA        3.13%
Franklin Small Cap                        11/01/95        70.13%       22.64%          NA          NA       25.00%
Franklin Technology Securities*             5/1/00            NA           NA          NA          NA       20.85%
Franklin U.S. Government                   3/14/89         5.25%        3.73%       4.51%       6.14%        5.94%
Franklin Value Securities                   5/1/98        18.76%           NA          NA          NA       -5.15%
J.P. Morgan International Opportunities     1/3/95         3.25%        4.43%       8.16%          NA        8.23%
J.P. Morgan U.S. Disciplined Equity         1/3/95         3.06%        9.08%      15.45%          NA       18.05%
Mutual Discovery Securities               11/08/96        22.47%        6.35%          NA          NA       10.33%
Mutual Shares Securities                  11/08/96        14.97%        5.58%          NA          NA        9.16%
Oppenheimer Global Securities/VA          11/12/90        46.91%       22.50%      20.47%          NA       14.69%
Oppenheimer High Income/VA                 4/30/86         0.73%        0.74%       5.70%      10.55%        9.42%
Oppenheimer Main Street Growth & Income/VA  7/5/95        11.44%        8.20%      19.39%          NA       20.19%
PIMCO VIT High Yield Bond                  4/30/98        -3.69%           NA          NA          NA       -1.18%
PIMCO VIT Stocks PLUS Growth & Income     12/31/97         9.26%           NA          NA          NA       14.65%
PIMCO VIT Total Return Bond               12/31/97         1.20%           NA          NA          NA        2.21%
Seligman Global Technology                 5/01/96        47.79%       36.09%          NA          NA       31.42%
Seligman Small-Cap Value                   5/01/98        12.62%           NA          NA          NA        6.50%
Templeton Developing Markets Securities    3/15/94        -4.69%      -12.20%      -1.51%          NA       -1.36%
Templeton Growth Securities                3/15/94         6.03%        4.23%      10.18%          NA        9.79%
Templeton International Securities         1/27/92         7.14%        2.91%       9.44%          NA        9.00%
Templeton International Smaller Companies  5/01/96         5.50%       -2.55%          NA          NA        2.99%
USAllianz VIP Diversified Assets*         11/12/99            NA           NA          NA          NA        4.10%
USAllianz VIP Fixed Income*               11/12/99            NA           NA          NA          NA        2.94%
USAllianz VIP Global Opportunities*         2/1/00            NA           NA          NA          NA       -8.65%
USAllianz VIP Growth*                      11/9/99            NA           NA          NA          NA        6.05%
USAllianz VIP Money Market *                2/1/00            NA           NA          NA          NA        2.64%
Van Kampen LIT Enterprise                   4/7/86        14.02%       10.64%      17.61%      16.28%       11.07%
Van Kampen LIT Growth & Income            12/23/96        17.48%       11.51%          NA          NA       15.31%

*For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio commenced operations as of the date of this supplement, December 15, 2000, therefore no performance is shown for these Sub-Accounts.

USALLIANZ ADVANTAGE                                                             HYPOTHETICAL
Table II:  Total Return for the periods ended September 30, 2000: With Contingent Deferred Sales Charge and Other
Charges
--------------------------------------------------------------------------------------------------------------------
                                            Portfolio
                                            Inception       One         Three       Five          Ten       Since
Variable Option                               Date         Year         Years       Years        Years    Inception
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation               5/5/93        48.04%       18.91%      18.37%          NA       20.22%
AIM V.I. Growth                             5/5/93        18.37%       19.29%      20.22%          NA       18.92%
AIM V.I. International Equity               5/5/93        10.83%        8.09%      12.32%          NA       12.09%
AIM V.I. Value                              5/5/93         3.33%       13.52%      15.55%          NA       17.60%
Alger American Growth                       1/9/89        14.64%       21.13%      19.73%      22.07%       19.72%
Alger American Leveraged AllCap            1/25/95        27.88%       33.73%      19.73%          NA       36.22%
Alger American MidCap Growth                5/3/93        45.40%       21.70%      18.44%          NA       23.37%
Alger American Small Capitalization        9/21/88        12.12%        9.07%       7.82%      16.32%       16.79%
Davis VA Financial                          7/1/99        23.71%           NA          NA          NA        7.22%
Davis VA Real Estate                        7/1/99        10.76%           NA          NA          NA       -1.34%
Davis VA Value                              7/1/99        14.13%           NA          NA          NA        2.86%
Franklin Aggressive Growth Securities*      5/1/00            NA           NA          NA          NA       12.27%
Franklin Global Communications Securities  1/24/89         7.45%       12.11%      12.65%      11.75%       10.75%
Franklin Global Health Care Securities      5/1/98       101.52%           NA          NA          NA       21.81%
Franklin Growth and Income Securities      1/24/89        -5.55%        4.93%      11.61%      11.98%        9.29%
Franklin High Income                       1/24/89        -9.85%       -4.04%       2.53%       7.99%        5.86%
Franklin Income Securities                 1/24/89         7.25%        3.32%       7.30%      10.80%        9.03%
Franklin Large Cap Growth Securities        5/1/96        36.48%       18.85%          NA          NA       20.55%
Franklin Natural Resources Securities      1/24/89        21.25%       -2.63%      -1.45%       2.02%        2.75%
Franklin Rising Dividends Securities       1/27/92        -2.54%       -1.98%      10.14%          NA        7.94%
Franklin S&P 500 Index*                   11/11/99            NA           NA          NA          NA       -3.33%
Franklin Small Cap                        11/01/95        64.93%       21.38%          NA          NA       24.64%
Franklin Technology Securities*             5/1/00            NA           NA          NA          NA       14.75%
Franklin U.S. Government                   3/14/89         0.05%        2.03%       3.84%       6.07%        5.87%
Franklin Value Securities                   5/1/98        13.56%           NA          NA          NA       -7.56%
J.P. Morgan International Opportunities     1/3/95        -1.95%        2.74%       7.57%          NA        7.74%
J.P. Morgan U.S. Disciplined Equity         1/3/95        -2.14%        7.54%      14.99%          NA       17.72%
Mutual Discovery Securities               11/08/96        17.27%        4.71%          NA          NA        9.43%
Mutual Shares Securities                  11/08/96         9.77%        3.92%          NA          NA        8.24%
Oppenheimer Global Securities/VA          11/12/90        41.71%       21.26%      20.06%          NA       14.62%
Oppenheimer High Income/VA                 4/30/86        -4.47%       -1.07%       5.06%      10.50%        9.36%
Oppenheimer Main Street Growth & Income/VA  7/5/95         6.24%        6.63%      18.99%          NA       19.90%
PIMCO VIT High Yield Bond                  4/30/98        -8.89%           NA          NA          NA       -3.44%
PIMCO VIT Stocks PLUS Growth & Income     12/31/97         4.06%           NA          NA          NA       13.12%
PIMCO VIT Total Return Bond               12/31/97        -4.00%           NA          NA          NA        0.33%
Seligman Global Technology                 5/01/96        42.59%       35.08%          NA          NA       30.97%
Seligman Small-Cap Value                   5/01/98         7.42%           NA          NA          NA        4.46%
Templeton Developing Markets Securities    3/15/94        -9.89%      -14.61%      -2.35%          NA       -1.88%
Templeton Growth Securities                3/15/94         0.83%        2.53%       9.63%          NA        9.48%
Templeton International Securities         1/27/92         1.94%        1.17%       8.88%          NA        8.93%
Templeton International Smaller Companies  5/01/96         0.30%       -4.50%          NA          NA        2.02%
USAllianz VIP Diversified Assets*         11/12/99            NA           NA          NA          NA       -2.00%
USAllianz VIP Fixed Income*               11/12/99            NA           NA          NA          NA       -3.16%
USAllianz VIP Global Opportunities*         2/1/00            NA           NA          NA          NA      -14.75%
USAllianz VIP Growth*                      11/9/99            NA           NA          NA          NA       -0.05%
USAllianz VIP Money Market *                2/1/00            NA           NA          NA          NA       -3.46%
Van Kampen LIT Enterprise                   4/7/86         8.82%        9.14%      17.18%      16.23%       11.00%
Van Kampen LIT Growth & Income            12/23/96        12.28%       10.03%          NA          NA       14.48%

*For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

Class II shares of the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio commenced operations as of the date of this supplement, December 15, 2000, therefore no performance is shown for these Sub-Accounts.


2. The following  financial  statements are added to the Statement of Additional
Information:






                             PREFERRED LIFE VARIABLE ACCOUNT C
                                            of
                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   Financial Statements
                              September 30, 2000 (unaudited)


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                            ALGER      ALGER    FRANKLIN  FRANKLIN GLOBAL    FRANKLIN    FRANKLIN
                                                    AIM    AMERICAN   AMERICAN AGGRESSIVE COMMUNICATIONS  GLOBAL HEALTH GROWTH AND
                                                 VI GROWTH GROWTH LEVERAGEDALLCAPGROWTHSECUITIESSECURITIES CARE SECURITIES INCOME
                                                   FUND      FUND       FUND      FUND               FUND      FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                  $4,128      1,745     1,392        438         61,337        2,783      69,886
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,128      1,745     1,392        438         61,337        2,783      69,886
Liabilities:
 Accrued mortality and expense risk charges -
    Valuemark II                                       3          3         4        (1)        65                 2         37
 Accrued mortality and expense risk charges -
    Valuemark IV                                       2          2         1          2         5                 5          5
 Accrued administrative charges -
    Valuemark II                                       -         -          -         -          8                 -          5
 Accrued administrative charges -
    Valuemark IV                                       -         -          -         -          1                 1          1
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5          5         5          1        79                 8          48
Net assets                                        $4,123      1,740     1,387        437    61,258             2,775      69,838
---------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
     Valuemark II                                  3,818     1,487      1,117        405     59,997            2,444      67,459
 Contracts in accumulation period -
     Valuemark IV                                    305       253        270        32      1,261               331       2,238
 Contracts in annuity payment period (note 2)         -         -          -         -          -                 -          141
-----------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $4,123      1,740     1,387        437    61,258             2,775       69,838
-----------------------------------------------------------------------------------------------------------------------------------

Investment shares                                    125         31        28         37     3,647               162        4,210
Investments at cost                               $4,332      1,920     1,612        431    63,698             1,973       69,249

                              See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                           FRANKLINFRANKLIN LARGEFRANKLIN  FRANKLIN  FRANKLIN   FRANKLIN
                                                 FRANKLIN   INCOME   CAP GROWTH MONEY  NATURALRESOURCES REAL  RISING DIVIDENDS
                                                HIGH INCOMESECURITIESSECURITIES  MARKET   SECURITIES  ESTATE   SECURITIES
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                 $19,047     46,539    33,174     19,271     3,510     10,327    32,656
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      19,047     46,539    33,174     19,271     3,510     10,327    32,656
Liabilities:
 Accrued mortality and expense risk charges -
     Valuemark II                                     2         65         4          3         4           2        38
 Accrued mortality and expense risk charges -
    Valuemark IV                                      5          5         5          5         4           3         5
 Accrued administrative charges -
    Valuemark II                                      -         8          -         -          -           -         5
 Accrued administrative charges -
    Valuemark IV                                      1         1          1         1          -           -         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8         79        10          9         8          5        49
Net assets                                       $19,039     46,460    33,164     19,262     3,502     10,322    32,607
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
    Valuemark II                                  17,867    45,109     30,068    18,694      3,302    10,199     30,940
 Contracts in accumulation period -
     Valuemark IV                                  1,172     1,256      3,096       568        200       123      1,667
 Contracts in annuity payment period (note 2)                     -        95          -         -          -         -
-
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $19,039     46,460    33,164     19,262     3,502     10,322    32,607
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                  2,024      3,183     1,425     19,271       253        615     2,784
Investments at cost                              $25,447     48,272    23,151     19,267     3,284     10,776    37,232

       See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                 FRANKLIN             FRANKLIN  FRANKLIN   FRANKLIN
                                                  S&P 500  FRANKLIN  TECHNOLOGY   U.S.       VALUE   FRANKLIN   FRANKLIN
                                                   INDEX   SMALL CAP SECURITIESGOVERNMENT SECURITIESZERO COUPONZERO COUPON
                                                   FUND      FUND       FUND      FUND       FUND   FUND-2000  FUND - 2005
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                  $2,379     25,072       479     43,319       836      8,558     5,351
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       2,379     25,072       479     43,319       836      8,558     5,351
Liabilities:
 Accrued mortality and expense risk charges -
    Valuemark II                                       2          4       (4)          3         8          3         6
 Accrued mortality and expense risk charges -
    Valuemark IV                                       1          5         5          5         -          5         2
 Accrued administrative charges -
     Valuemark II                                      -         -          -         -          1         -          1
 Accrued administrative charges -
     Valuemark IV                                      -         1          1         1          -         1          -
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3         10         2          9         9          9         9
Net assets                                        $2,376     25,062       477     43,310       827      8,549     5,342
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
    Valuemark II                                   2,089    23,497        427    42,057        398     8,291      5,187
 Contracts in accumulation period -
     Valuemark IV                                    287     1,565         50     1,253        429       258         93
 Contracts in annuity payment period (note 2)         -         -          -         -          -         -          62
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $2,376     25,062       477     43,310       827      8,549     5,342
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                    227        939        39      3,438        92        660       356
Investments at cost                               $2,366     17,453       475     45,338       716      9,374     5,535

           See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                            MUTUAL     MUTUAL   TEMPLETON  TEMPLETON  TEMPLETON    TEMPLETON
                                                 FRANKLIN  DISCOVERY   SHARES     ASSET   DEVELOPING  GLOBALINCOME   GROWTH
                                               ZERO COUPONSECURITIESSECURITIES STRATEGY MARKETSSECURITIES SECURITIES SECURITIES
                                                FUND - 2010  FUND       FUND      FUND       FUND       FUND         FUND
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                  $3,874     11,126    22,424      2,533     4,381      6,615    28,438
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,874     11,126    22,424      2,533     4,381      6,615    28,438
Liabilities:
 Accrued mortality and expense risk charges -
     Valuemark II                                      2          2         2          3         3          2         4
 Accrued mortality and expense risk charges -
     Valuemark IV                                      5          5         5          1         2          3         5
 Accrued administrative charges -
    Valuemark II                                       -         -          -         -          -         -          1
 Accrued administrative charges -
                       Valuemark IV                    1         1          1         -          -         -          1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8          8         8          4         5          5        11
Net assets                                        $3,866     11,118    22,416      2,529     4,376      6,610    28,427
Contract owners' equity:
 Contracts in accumulation period -
          Valuemark II                             3,672    10,498     19,979     2,472      4,185     6,476     26,395
 Contracts in accumulation period -
              Valuemark IV                           194       620      2,437        57        191       134      1,994
 Contracts in annuity payment period (note 2)         -         -          -         -          -         -
38
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $3,866     11,118    22,416      2,529     4,376      6,610    28,427
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                    256        778     1,660        134       771        614     2,184
Investments at cost                               $4,076      9,376    19,871      2,713     5,565      7,777    28,739

                             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                           TEMPLETON  TEMPLETON
                                                 TEMPLETONINTERNATIONALPACIFIC  USALLIANZ  USALLIANZ
                                               INTERNATIONALSMALLER    GROWTH VIPDIVERSIFIEDVIP FIXED USALLIANZ    TOTAL
                                                SECURITIES COMPANIES SECURITIES  ASSETS     INCOME   VIP GROWTH     ALL
                                                   FUND      FUND       FUND      FUND       FUND      FUND        FUNDS
---------------------------------------------------------------------------------------------------------------------------
Assets:
  Investments at net asset value                 $35,226        997     4,370        137       138        154   512,640
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      35,226        997     4,370        137       138        154   512,640
Liabilities:
 Accrued mortality and expense risk charges -
     Valuemark II                                      3          4         8          -         1          2       289
 Accrued mortality and expense risk charges -
      Valuemark IV                                     5          -         2          -         -          -       110
 Accrued administrative charges -
      Valuemark II                                     -         -          1         -          -         -         30
 Accrued administrative charges -
      Valuemark IV                                     1         -          -         -          -         -         17
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      9          4        11          -         1          2       446
Net assets                                       $35,217        993     4,359        137       137        152   512,194
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
       Valuemark II                               34,643       909      4,288       114        116       145    488,744
 Contracts in accumulation period -
        Valuemark IV                                 574        84         71        23         21         7     23,114
 Contracts in annuity payment period (note 2)          -         -          -         -          -         -        336
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $35,217        993     4,359        137       137        152   512,194
---------------------------------------------------------------------------------------------------------------------------

Investment shares                                  1,907         91       538         13        14         14    52,521
Investments at cost                              $39,664      1,015     4,910        141       135        154   516,036


                             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)


                                                                               FRANKLIN
                                                            ALGER      ALGER  AGGRESSIVE  FRANKLINGLOBAL FRANKLIN     FRANKLIN
                                                  AIM VI  AMERICAN   AMERICAN   GROWTH  COMMUNICATIONS GLOBAL HEALTH  GROWTH AND
                                                  GROWTH  GROWTH LEVERAGEDALLCAP SECURITIES SECURITIES CARE SECURITIES INCOME
                                                   FUND     FUND       FUND      FUND       FUND        FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $       -          -         -          -     1,247          1     3,013
------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
     Valuemark II                                     32        11          9         1        697        16        822
 Mortality and expense risk charges -
     Valuemark IV                                      2         2         1          -         11         5         21
 Administrative charges - Valuemark II                4          1         1          -        84          2         99
 Administrative charges - Valuemark IV                 -          -         -         -         1          1          2
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        38         14        11          1       793         24       944
Investment income (loss), net                        (38)       (14)      (11)        (1)      454        (23)    2,069
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds   -       184        124         -     15,022         -       8,848
 Realized gains (losses) on sales of investments, net (37)       13       (49)        -      2,236       184       (176)
------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net          (37)       197        75          -    17,258       184       8,672
 Net change in unrealized appreciation
  (depreciation) on investments                     (217)      (195)     (225)         7   (27,911)      770      (4,646)
------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  (254)        2       (150)        7    (10,653)      954       4,026
Net increase (decrease) in net assets from
     operations                                    $(292)      (12)      (161)        6    (10,199)      931       6,095
------------------------------------------------------------------------------------------------------------------------------

             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                      FRANKLIN             FRANKLIN             FRANKLIN
                                                 FRANKLIN  FRANKLIN     LARGE               NATURAL  FRANKLIN    RISING
                                                   HIGH     INCOME   CAP GROWTH FRANKLIN   RESOURCES   REAL     DIVIDENDS
                                                  INCOME  SECURITIES SECURITIESMONEY MARKETSECURITIES ESTATE   SECURITIES
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $ 103      4,760       144        863        21        680       780
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
     Valuemark II                                    207       556        275       198         29        93        322
 Mortality and expense risk charges -
    Valuemark IV                                      12        13         22        10          2         2         16
 Administrative charges - Valuemark II                25         67        33         24         3         11        39
 Administrative charges - Valuemark IV                 1          1         2          1         -          -         2
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       245        637       332        233        34        106       379
Investment income (loss), net                       (142)     4,123      (188)       630       (13)       574       401
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds   -      2,276      1,595         -          -       405    6,098
 Realized gains (losses) on sales of investments,
     net                                           (2,690)   (1,282)     1,296         -        (60)     (355)  (1,439)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (2,690)       994     2,891          -       (60)        50     4,659
 Net change in unrealized appreciation
  (depreciation) on investments                    1,696      1,376     1,817          3       790      1,601    (3,778)
---------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  (994)    2,370      4,708         3        730     1,651         881
Net increase (decrease) in net assets from
    operations                                   $(1,136)    6,493      4,520       633        717     2,225       1,282
---------------------------------------------------------------------------------------------------------------------------

                       See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                 FRANKLIN             FRANKLIN  FRANKLIN   FRANKLIN  FRANKLIN   FRANKLIN
                                                  S&P 500  FRANKLIN  TECHNOLOGY   U.S.       VALUE  ZERO COUPONZERO COUPON
                                                   INDEX   SMALL CAP SECURITIESGOVERNMENT SECURITIES   2000       2005
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $   1          -         -         45         3         11         6
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
      Valuemark II                                     17       225         (6)      427         10        90       111
 Mortality and expense risk charges -
     Valuemark IV                                      1        12          1        22          5         3          1
 Administrative charges - Valuemark II                 2         27        (1)        51         1         11        13
 Administrative charges - Valuemark IV                 -          1         -          2         1          -         -
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                        20        265        (6)       502        17        104       125
Investment income (loss), net                        (19)      (265)        6       (457)      (14)       (93)     (119)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds   -     1,755          -         -          -       103         153
 Realized gains (losses) on sales of investments, net  1     2,466         43    (1,415)         9      (351)       (94)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net            1      4,221        43     (1,415)        9       (248)       59
 Net change in unrealized appreciation
(depreciation) on investments                          3     (2,691)        4      4,540        98        648       307
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net       4     1,530         47     3,125        107       400        366
Net increase (decrease) in net assets from operations$(15)   1,265         53     2,668         93       307       247
---------------------------------------------------------------------------------------------------------------------------

                          See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                                                          TEMPLETON
                                                 FRANKLIN   MUTUAL     MUTUAL   TEMPLETON DEVELOPING TEMPLETON  TEMPLETON
                                                ZERO COUPONDISCOVERY   SHARES     ASSET     MARKETSGLOBAL INCOME GROWTH
                                                   2010   SECURITIES SECURITIES STRATEGY  SECURITIESSECURITIES SECURITIES
                                                   FUND      FUND       FUND      FUND       FUND      FUND       FUND
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                $  4        351       711          5        51         12       607
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
    Valuemark II                                      38       107        207        27         53        71        324
 Mortality and expense risk charges -
             Valuemark IV                              2         6         22         1          1         1          20
 Administrative charges - Valuemark II                 5         13        25          3         6          9        39
 Administrative charges - Valuemark IV                 -          1         2          -         -          -         2
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                        45        127       256         31        60         81       385
Investment income (loss), net                        (41)       224       455        (26)       (9)       (69)      222
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  68         -        615         -          -         -       3,996
 Realized gains (losses) on sales of investments, net(257)       396        729       (51)      (180)     (380)      405
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net         (189)       396     1,344        (51)     (180)      (380)    4,401
 Net change in unrealized appreciation
(depreciation) on investments                        552        246      (373)       (50)   (1,463)       170    (6,350)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net     363       642        971      (101)    (1,643)     (210)     (1,949)
Net increase (decrease) in net assets from
   operations                                      $ 322       866      1,426      (127)    (1,652)     (279)     (1,727)
---------------------------------------------------------------------------------------------------------------------------

           See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)
(IN THOUSANDS)

                                                           TEMPLETON
                                                 TEMPLETONINTERNATIONALTEMPLETONUSALLIANZVIP
                                               INTERNATIONALSMALLER PACIFICGROWTHDIVERSIFIED USALLIANZVIP USALLIANZ
                                                                                                                    TOTAL
                                                SECURITIES COMPANIES SECURITIES  ASSETS      FIXEDINCOME VIP GROWTH   ALL
                                                   FUND      FUND       FUND      FUND          FUND       FUND      FUNDS
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                $ 26         19         7          7         5          -    13,483
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   370        11         49         -          -         1      5,400
 Mortality and expense risk charges - Valuemark IV     4        (1)         1         -          -         -         221
 Administrative charges - Valuemark II                44          1         6          -         -          -       648
 Administrative charges - Valuemark IV                 -          -         -          -         -          -        20
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                       418         11        56          -         -          1     6,289
Investment income (loss), net                       (392)         8       (49)         7         5         (1)    7,194
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds 11,167       -          -         -          -         -     52,409
 Realized gains (losses) on sales of investments, net 165         -     (1,123)      (7)          -         3    (2,000)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       11,332          -    (1,123)        (7)        -          3    50,409
 Net change in unrealized appreciation
(depreciation) on investments                    (14,343)       (13)      (90)        (4)        3          -   (47,718)
---------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net (3,011)      (13)    (1,213)     (11)          3         3        2,691
Net increase (decrease) in net assets from
     operations                               $  (3,403)       (5)    (1,262)      (4)          8         2        9,885
---------------------------------------------------------------------------------------------------------------------------

                         See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                                                                             FRANKLIN
                                               AIM VI           ALGER AMERICAN      ALGER AMERICAN     AGGRESSIVE GROWTH
                                             GROWTH FUND          GROWTH FUND    LEVERAGED ALLCAP FUND  SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  (38)       1         (14)      -         (11)       -          (1)      -
  Realized gains (losses) on investments, net(37)       9         197        -         75         9          -       -
  Net change in unrealized appreciation
   (depreciation) on investments            (217)      13        (195)     20        (225)       4           7       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (292)      23         (12)     20        (161)      13           6       -
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           57        -           7       -          24        -           -       -
  Transfers between funds                  4,897      396       1,492     394       1,082      212         401       -
  Surrenders and terminations             (1,262)     (22)       (383)    (22)        (67)       -          (1)      -
  Rescissions                                 (1)       -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II               3,691      374       1,116     372       1,039      212         400       -
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          165        -         100       -         115        -          10       -
  Transfers between funds                    162        4          63      87         173        -          21       -
  Surrenders and terminations                 (4)       -          (6)      -          (4)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 323        4         157      87         284        -          31       -
Increase (decrease) in net assets          3,722      401       1,261     479       1,162      225         437       -
Net assets at beginning of year              401        -         479       -         225        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 4,123      401       1,740     479       1,387      225         437       -
---------------------------------------------------------------------------------------------------------------------------

                     See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                   FRANKLIN GLOBAL COMMUNICATIONSFRANKLINGLOBALHEALTHCARE FRANKLINGROWTHANDFRANKLIN HIGH
                                           SECURITIES FUND      SECURITIES FUND           INCOME FUND        INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 454    1,746         (23)     (7)      2,069    2,370        (142)  7,066
  Realized gains (losses) on
     investments, net                    17,258    11,061        184      (69)   8,672      15,651      (2,690)    16
  Net change in unrealized appreciation
   (depreciation) on investments       (27,911)    10,895        770       6      (4,646) (17,772)      1,696   (7,480)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (10,199)  23,702         931     (70)      6,095      249      (1,136)   (398)
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          155      218           5       8         169      579          75     129
  Transfers between funds                    712     (724)      1,294     376      (5,375)    (752)     (2,931) (2,280)
  Surrenders and terminations            (12,188) (22,559)        (98)   (158)    (16,358) (29,750)     (4,903) (8,653)
  Rescissions                                 (2)      (8)          -       -         (27)       -           -      (6)
  Other transactions (note 2)                (21)     403           -       -          51      436          23      51
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (11,344) (22,670)      1,201     226     (21,540) (29,487)     (7,736)(10,759)
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          400      504          28     348          77      601          10     366
  Transfers between funds                    301      131           4    (212)        113      983          20     506
  Surrenders and terminations                (34)     (64)        (36)    (13)        (83)     (88)       (106)    (52)
  Rescissions                                  -       (3)          -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        4           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 667      568          (4)    123         107    1,500         (76)    820
Increase (decrease) in net assets        (20,876)   1,600       2,128     279     (15,338) (27,738)     (8,948)(10,337)
Net assets at beginning of year           82,134   80,534         647     368      85,176  112,914      27,987  38,324
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 61,258   82,134       2,775     647      69,838   85,176      19,039  27,987
---------------------------------------------------------------------------------------------------------------------------

                     See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)

                                                                                                          FRANKLIN NATURAL
                                            FRANKLIN INCOME   FRANKLIN LARGE CAP     FRANKLIN MONEY         RESOURCES
                                            SECURITIES FUND GROWTH SECURITIES FUND     MARKET FUND       SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $  4,123    4,822        (188)   (228)        630      897         (13)      1
  Realized gains (losses) on
    nvestments, net                          994       2,921   2,891       1,016        -           -     (60)     (770)
  Net change in unrealized appreciation
   (depreciation) on investments           1,376   (9,842)      1,817   5,588           3        -         790   1,633
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,493   (2,099)      4,520   6,376         633      897         717     864
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           63      307         109     360          74      393           5      12
  Transfers between funds                 (4,014)  (4,554)      3,162  11,623       1,157    4,341         215    (210)
  Surrenders and terminations            (11,919) (21,120)     (4,234) (7,116)     (7,043) (13,569)       (576) (1,193)
  Rescissions                                  -        -           -       -          (1)     (39)          -       -
  Other transactions (note 2)                 16      190          12       5         233      484          (2)     (1)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (15,854) (25,177)       (951)  4,872      (5,580)  (8,390)       (358) (1,392)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                           76      558         388     656          61       92          26      61
  Transfers between funds                   (183)     485       1,044     338      (1,081)   1,256           5      (8)
  Surrenders and terminations               (118)     (37)        (94)    (50)         (8)     (17)         (3)     (2)
  Rescissions                                  -        -           -     (27)        (15)       -           -       -
  Other transactions (note 2)                  -        -           -       -          60        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                (225)   1,006       1,338     917        (983)   1,331          28      51
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (9,586) (26,270)      4,907  12,165      (5,930)  (6,162)        387    (477)
Net assets at beginning of year           56,046   82,316      28,257  16,092      25,192   31,354       3,115   3,592
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 46,460   56,046      33,164  28,257      19,262   25,192       3,502   3,115
---------------------------------------------------------------------------------------------------------------------------

             See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)


                                             FRANKLIN REAL      FRANKLIN RISING         FRANKLIN            FRANKLIN
                                              ESTATE FUND  DIVIDENDS SECURITIES FUNDS&P 500 INDEX FUND   SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $     574     913         401     116         (19)       -        (265)   (148)
  Realized gains (losses) on
     investments, net                         50     1,434      4,659   11,890         1         -        4,221    488
  Net change in unrealized appreciation
   depreciation) on investments            1,601   (3,300)     (3,778)(18,289)          3       10      (2,691) 10,634
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,225     (953)      1,282  (6,283)        (15)      10       1,265  10,974
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           39       34         114     304          27        -         169     100
  Transfers between funds                   (258)  (2,005)     (3,853) (3,108)      1,791      521       3,458     962
  Surrenders and terminations             (1,725)  (3,480)     (8,157)(16,637)       (203)     (45)     (3,502) (4,320)
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                 (4)       2         (12)     11          (1)       -          (8)     10
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,948)  (5,449)    (11,908)(19,430)      1,614      476         117  (3,248)
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           18       53         154     778         209        -         257     627
  Transfers between funds                     (7)      24         145     419          84        -         553    (297)
  Surrenders and terminations                (16)       -         (44)    (74)         (2)       -         (66)    (22)
  Rescissions                                  -        -           -      (3)          -        -           -       -
  Other transactions (note 2)                  -        -          (1)      3           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  (5)      77         254   1,123         291        -         744     308
Increase (decrease) in net assets            272   (6,325)    (10,372)(24,590)      1,890      486       2,126   8,034
Net assets at beginning of year           10,050   16,375      42,979  67,569         486        -      22,936  14,902
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,322   10,050      32,607  42,979       2,376      486      25,062  22,936
---------------------------------------------------------------------------------------------------------------------------

                              See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999

                                          FRANKLIN TECHNOLOGY      FRANKLIN          FRANKLIN VALUE  FRANKLIN ZERO COUPON -
                                            SECURITIES FUND  U.S. GOVERNMENT FUND    SECURITIES FUND        2000 FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $    6        -        (457)  7,750         (14)      (6)        (93)  1,785
  Realized gains (losses) on
   investments, net                           43        -      (1,415)   (66)           9        4        (248)    223
  Net change in unrealized appreciation
   (depreciation) on investments               4        -       4,540  (9,210)         98        8         648  (1,804)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              53        -       2,668  (1,526)         93        6         307     204
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            -        -          51     406          12        7          33      35
  Transfers between funds                    377        -      (2,947) (1,792)        155      116        (304)   (565)
  Surrenders and terminations                  -        -      (8,888)(17,946)        (68)      (9)     (2,598) (3,878)
  Rescissions                                  -        -           -      (2)         (1)       -         (21)      -
  Other transactions (note 2)                  -        -          42      88           -        -          (4)    152
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 377        -     (11,742)(19,246)         98      114      (2,894) (4,256)
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           25        -          29     498          11       72           -      34
  Transfers between funds                     22        -      (1,110)  1,403         (19)     183           -     208
  Surrenders and terminations                  -        -         (75)    (97)        (23)     (18)        (44)     (2)
  Rescissions                                  -        -           -     (21)          -        -           -       -
  Other transactions (note 2)                  -        -           -       4           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  47        -      (1,156)  1,787         (31)     237         (44)    240
Increase (decrease) in net assets            477        -     (10,230)(18,985)        160      357      (2,631) (3,812)
Net assets at beginning of year                -        -      53,540  72,525         667      310      11,180  14,992
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $477        -      43,310  53,540         827      667       8,549  11,180
---------------------------------------------------------------------------------------------------------------------------

                  See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)


                                        FRANKLIN ZERO COUPON -FRANKLIN ZERO COUPON -MUTUAL DISCOVERY      MUTUAL SHARES
                                               2005 FUND           2010 FUND        SECURITIES FUND      SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (119)     755         (41)    629         224      169         455     318
  Realized gains (losses) on
     investments, net                         59      150        (189)    219         396       40        1,344    546
  Net change in unrealized appreciation
   (depreciation) on investments             307   (1,492)        552  (1,784)        246    2,050        (373)  2,130
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             247     (587)        322    (936)        866    2,259       1,426   2,994
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            3       40          12      55          50       72          90     193
  Transfers between funds                    114     (466)       (296)   (572)        470     (869)     (1,884)    424
  Surrenders and terminations             (1,116)  (1,788)     (1,122) (1,422)     (1,925)  (2,956)     (4,391) (5,418)
  Rescissions                                  -        -           -       -           -        -           -      (4)
  Other transactions (note 2)                 (2)      65          24       9           2       (4)         (9)     (7)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,001)  (2,149)     (1,382) (1,930)     (1,403)  (3,757)     (6,194) (4,812)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                            -       37           6     157          62      113          11     906
  Transfers between funds                      3        9          (5)    (40)         41      142         591     490
  Surrenders and terminations                 (1)      (5)         (1)     (8)        (27)     (10)       (178)    (54)
  Rescissions                                  -        -           -       -           -        -           -      -
  Other transactions (note 2)                  -        -           -       2           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   2       41           -     111          76      245         424   1,342
Increase (decrease) in net assets           (752)  (2,695)     (1,060) (2,755)       (461)  (1,253)     (4,344)   (476)
Net assets at beginning of year            6,094    8,789       4,926   7,681      11,579   12,832      26,760  27,236
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 5,342    6,094       3,866   4,926      11,118   11,579      22,416  26,760
---------------------------------------------------------------------------------------------------------------------------

              See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)



                                               TEMPLETON   TEMPLETON DEVELOPING  TEMPLETONGLOBALINCOME TEMPLETON GROWTH
                                          ASSET STRATEGYFUND MARKETSSECURITIESFUND SECURITIES FUND     SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $   (26)     211          (9)     42         (69)     780         222     299
  Realized gains (losses) on
    investments, net                         (51)     236        (180)   (656)       (380)    (290)      4,401   4,959
  Net change in unrealized appreciation
   (depreciation) on investments             (50)    (253)     (1,463)  3,346         170   (1,395)     (6,350)  1,167
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (127)     194      (1,652)  2,732        (279)    (905)     (1,727)  6,425
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            7       39          35      49          15       31         128     164
  Transfers between funds                   (231)    (552)       (413)    170        (424)    (679)        178      33
  Surrenders and terminations               (471)    (733)     (1,320) (1,407)     (1,853)  (3,553)     (8,402) (6,764)
  Rescissions                                  -        -           -       -           -        -         (16)     -
  Other transactions (note 2)                 (1)      31          (2)      1           -       18          (1)     13
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                (696)  (1,215)     (1,700) (1,187)     (2,262)  (4,183)     (8,113) (6,554)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                            6       15          70     185          25       58         349     642
  Transfers between funds                     (3)      25          29     (94)          3       15          91     805
  Surrenders and terminations                 (2)      (5)          -     (35)          -       (1)       (152)    (18)
  Rescissions                                  -        -           -       -           -        -           -      (9)
  Other transactions (note 2)                  -        4           -       -           -        -           -       2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   1       39          99      56          28       72         288   1,422
Increase (decrease) in net assets           (822)    (982)     (3,253)  1,601      (2,513)  (5,016)     (9,552)  1,293
Net assets at beginning of year            3,351    4,333       7,629   6,028       9,123   14,139      37,979  36,686
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $2,529    3,351       4,376   7,629       6,610    9,123      28,427  37,979
---------------------------------------------------------------------------------------------------------------------------

         See   accompanying   notes  to   financial  statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)


                                        TEMPLETON INTLTEMPLETON INTERNATIONAL  TEMPLETON PACIFIC          USALLIANZ VIP
                                         SECURITIES FUND SMALLER COMPANIES FUND GROWTHSECURITIESFUND DIVERSIFIED ASSETS FUND
---------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $   (392)   2,122           8      15         (49)     (31)          7       -
  Realized gains (losses) on
     investments, net                      11,332   4,165          -    (47)      (1,123)  (2,409)         (7)       -
  Net change in unrealized appreciation
   (depreciation) on investments         (14,343)   4,247         (13)    245         (90)   4,586          (4)      -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (3,403)  10,534          (5)    213      (1,262)   2,146          (4)      -
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          108      145           6       4           9      102           1       -
  Transfers between funds                    (12)  (2,577)        (92)     99        (221)     479         337       2
  Surrenders and terminations             (8,916) (15,456)       (162)   (217)     (1,468)  (2,143)       (221)     -
  Rescissions                                (12)      (2)          -       -           -        -           -       -
  Other transactions (note 2)                 (7)      67           -      (1)         (2)       5           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (8,839) (17,823)       (248)   (115)     (1,682)  (1,557)        117       2
---------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          100      136          38     132           5        8           4      -
  Transfers between funds                    208       10          15    (127)         16        6          20       -
  Surrenders and terminations                (13)      (4)         (9)      -           -        -          (2)      -
  Rescissions                                  -       (9)          -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 295      133          44       5          21       14          22       -
Increase (decrease) in net assets        (11,947)  (7,156)       (209)    103      (2,923)     603         135       2
Net assets at beginning of year           47,164   54,320       1,202   1,099       7,282    6,679           2       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 35,217   47,164         993   1,202       4,359    7,282         137       2
---------------------------------------------------------------------------------------------------------------------------

               See   accompanying   notes  to   financial  statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999 (IN THOUSANDS)



                                                                 USALLIANZ VIP        USALLIANZ VIP           TOTAL
                                                               FIXED INCOME FUND       GROWTH FUND          ALL FUNDS
---------------------------------------------------------------------------------------------------------------------------
                                                                 2000    1999        2000     1999        2000    1999
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                $    5       -          (1)       -       7,194  32,387
  Realized gains (losses) on investments, net                       -       -           3      (2)      50,409   50,728
  Net change in unrealized appreciation
   (depreciation) on investments                                    3       -           -        -     (47,718)(26,039)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                    8       -           2       (2)      9,885  57,076
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                               100       -           1        -       1,753   3,786
  Transfers between funds                                           9      22         171        2      (1,783) (1,533)
  Surrenders and terminations                                       -     (22)        (30)       -    (115,570)(192,356)
  Rescissions                                                       -       -           -        -         (81)    (61)
  Other transactions (note 2)                                       -       -           -        -         327   2,028
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                                      109       -         142        2    (115,354)(188,136)
Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                 2       -           3        -       2,840   7,637
  Transfers between funds                                          20       -           5        -       1,344   6,751
  Surrenders and terminations                                      (2)      -           -        -      (1,153)   (676)
  Rescissions                                                       -       -           -        -         (15)    (72)
  Other transactions (note 2)                                       -       -           -        -          59      19
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                       20       -           8        -       3,075  13,659
Increase (decrease) in net assets                                 137       -         152        -    (102,394)(117,401)
Net assets at beginning of year                                     -       -           -        -     614,588 731,989
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $137       -         152        -     512,194 614,588

               See   accompanying   notes  to   financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
September 30, 2000 (unaudited)


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following Investment Advisers in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
---------------------------------------------------------------------------
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund               Franklin Advisers, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin Technology Securities Fund                      Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund                            Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund             Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Growth Securities Fund                         Templeton Global Advisors Limited
Templeton International Securities Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

The  Franklin   Aggressive  Growth  Securities  Fund  and  Franklin   Technology
Securities Fund were added as available investment options on May 1, 2000.

During the nine-month period ended September 30, 2000, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                     Effective Date
------------------------------------------------------------------------------------------------------------
Franklin Asset Strategy Fund                         Franklin Global Asset Allocation Fund    May 1, 2000
Franklin Developing Markets Securities Fund          Franklin Developing Markets Equity Fund  May 1, 2000
Franklin Growth Securities Fund                      Franklin Global Growth Fund              May 1, 2000
Franklin International Equity Fund                   Franklin International Securities Fund   May 1, 2000
Franklin Pacific Growth Securities Fund              Franklin Pacific Growth Fund             May 1, 2000


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $276,767 and $443,591, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                Contingent Deferred Sales Charge
                           --------------------------------
Payment                    Valuemark II     Valuemark IV
--------------------------------------------------------
0-1                        5%               6%
1-2                        5%               6%
2-3                        4%               6%
3-4                        3%               5%
4-5                        1.5%             4%
5-6                        0%               3%
6-7                        0%               2%

Total contingent deferred sales charges paid by the contract owners during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $495,633 and $961,794, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the nine-month period ended September 30, 2000 (unaudited) and the year ended December 31, 1999 were $4,780 and $4,250, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers to the Fixed Accounts were $438,883 for the nine-month period ended September 30, 2000 (unaudited). Net transfers from the Fixed Accounts were $5,218,108 for the year ended December 31, 1999.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions  in units for each fund for the nine-month  period ended  September
30, 2000 (unaudited) and the year ended December 31, 1999 were as follows:
                                                           ALGER  FRANKLIN FRANKLIN FRANKLIN
                                                   ALGER AMERICANAGGRESSIVE GLOBAL   GLOBAL    FRANKLIN             FRANKLIN
                                           AIM   MERICANLEVERAGE GROWT COMMUNICATIONS HEALTH   GROWTH &  FRANKLIN    INCOME
                                        VIGROWTH GROWTH  ALLCAP SECURITIESSECURITIESCARESECURITIES INCOME HIGHINCOME SECURITIES
                                          FUND     FUND    FUND     FUND     FUND     FUND       FUND        FUND    FUND
-------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
     December 31, 1998                         -        -        -       -    2,843       26   4,289    1,783    3,263
Contract transactions:
 Purchase payments                             -        -        -       -        8        1       22        6      12
 Transfers between funds                      38       38       18       -      (26)      37      (31)    (106)   (185)
 Surrenders and terminations                  (2)      (2)       -       -     (750)     (17)  (1,112)    (409)   (850)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -       13        -       16        2       8
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions    36       36      18        -     (755)      21   (1,105)   (507)  (1,015)
Accumulation units outstanding at
     December 31, 1999                         36      36       18        -    2,088       47   3,184    1,276    2,248
-------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                             5        1        2       -        4        -        7        4       2
 Transfers between funds                     410      136       82      34       17      107     (219)    (141)   (166)
 Surrenders and terminations                (110)     (34)      (6)      -     (318)      (7)    (628)    (239)   (472)
 Rescissions                                   -        -        -       -        -        -       (1)       -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -       (1)       -        2        1       1
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions  305      103      78       34     (298)     100     (839)   (375)    (635)
Accumulation units outstanding at
     September 30, 2000                      341     139       96       34    1,790      147   2,345      901    1,613
-------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
       December 31, 1998                       -       -        -        -        2        8      17       25       14
Contract transactions:
 Purchase payments                             -        -        -       -       17       38       23       17      23
 Transfers between funds                       -        8        -       -        4      (25)      37       24      20
 Surrenders and terminations                   -        -        -       -       (2)      (2)      (3)      (3)     (1)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
-------------------------------------------------------------------------------------------------------------------------------
Net  increase (decrease) in accumulation
 units resulting from contract transactions    -        8       -        -       19       11       57      38       42
Accumulation units outstanding at
     December 31, 1999                         -       8        -        -       21       19      74       63       56
-------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                            14        9       10       1       10        2        3        1       3
 Transfers between funds                      14        7       14       2        8        -        4        1      (8)
 Surrenders and terminations                   -       (1)       -       -       (1)      (3)      (3)      (5)     (5)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
-------------------------------------------------------------------------------------------------------------------------------
Net  increase (decrease) in accumulation
 units resulting from contract transactions   28       15      24        3       17       (1)       4      (3)     (10)
Accumulation units outstanding at
     September 30, 2000                       28      23       24        3       38       18      78       60       46
-------------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                           FRANKLIN          FRANKLIN
                                       FRANKLIN LARGEFRANKLINNATURALFRANKLIN  RISING  FRANKLIN         FRANKLIN  FRANKLIN
                                         CAP GROWTH  MONEY RESOURCES  REAL   DIVIDENDS S&P 500 FRANKLINTECHNOLOGY U.S.
                                         SECURITIES MARKETSECURITIES ESTATE SECURITIES  INDEX  SMALLCAP SECURITIESGOVERNMENT
                                            FUND     FUND    FUND     FUND     FUND     FUND     FUND    FUND     FUND
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
   December 31, 1998                       1,016   2,168      415      708    3,176        -   1,012        -    3,787
Contract transactions:
 Purchase payments                            22       26        1       1       15        -        6        -      22
 Transfers between funds                     710      299      (28)    (90)    (157)      51       27        -     (96)
 Surrenders and terminations                (423)    (930)    (120)   (153)    (828)      (4)    (263)       -    (957)
 Rescissions                                   -       (3)       -       -        -        -        -        -       -
 Other transactions                            -       33        -       -        1        -        1        -       5
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   309     (575)   (147)    (242)    (969)      47     (229)      -   (1,026)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
    December 31, 1999                        1,325    1,593      268      466   2,207       47      783      -     2,761
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                              5        5       -        2        6        3       5        -        3
 Transfers between funds                      146       95      13      (14)    (207)     174     110       35     (157)
 Surrenders and terminations                 (192)    (490)    (46)     (73)    (433)     (20)   (116)       -     (470)
 Rescissions                                    -        -       -        -        -        -       -        -        -
 Bonuses                                        -        -       -        -        -        -       -        -        -
 Other transactions                            1       15        -       -       (1)       -        -        -       2
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   (40)    (375)    (33)     (85)    (635)     157       (1)     35     (622)
Accumulation units outstanding at
   September 30, 2000                        1,285   1,218      235      381    1,572      204     782      35    2,139
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
     December 31, 1998                        17      12        7        1       17        -       9        -       28
Contract transactions:
 Purchase payments                            40        6        6       2       39        -       38        -      27
 Transfers between funds                      21       86       (1)      1       21        -      (18)       -      76
 Surrenders and terminations                  (3)      (1)       -       -       (4)       -       (1)       -      (5)
 Rescissions                                  (2)       -        -       -        -        -        -        -      (1)
 Other transactions                            -        -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   56       91       5        3       56        -       19       -       97
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
    December 31, 1999                         73     103       12        4       73        -      28        -      125
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                            18        4        2       1        8       20        9        2       2
 Transfers between funds                      46      (72)       1       -        7        8       19        2     (58)
 Surrenders and terminations                  (4)      (1)       -      (1)      (2)       -       (2)       -      (4)
 Rescissions                                   -       (1)       -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        4        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net  increase (decrease) in accumulation
 units resulting from contract transactions   60      (66)      3        -       13       28       26        4      (60)
Accumulation units outstanding at
     September 30, 2000                       133      37       15        4       86       28      54        4       65
---------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLINFRANKLIN FRANKLIN                           TEMPLETONTEMPLETON
                                          FRANKLIN   ZERO    ZERO     ZERO    MUTUAL   MUTUAL  TEMPLETONDEVELOPINGGLOBAL
                                            VALUE   COUPON  COUPON   COUPON  DISCOVERY SHARES    ASSET  MARKETS  INCOME
                                         SECURITIES  2000    2005     2010  SECURITIESSECURITIESSTRATEGYSECURITIESSECURITIES
                                            FUND     FUND    FUND     FUND     FUND     FUND     FUND    FUND     FUND
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
     December 31, 1998                        19     723      349      272    1,127    2,264     318      749      787
Contract transactions:
 Purchase payments                             1        2        2       2        6       15        3        5       2
 Transfers between funds                      16      (27)     (20)    (22)     (76)      28      (41)       9     (39)
 Surrenders and terminations                  (1)    (186)     (75)    (55)    (247)    (427)     (54)    (148)   (209)
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        7        3       -        -       (1)       2        -       1
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   16     (204)    (90)     (75)    (317)    (385)     (90)   (134)    (245)
Accumulation units outstanding at
   December 31, 1999                          35     519      259      197      810    1,879     228      615      542
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                             1        2        -       -        3        7        1        3       1
 Transfers between funds                      18      (14)       2     (12)      34     (143)     (17)     (39)    (26)
 Surrenders and terminations                  (8)    (122)     (50)    (45)    (132)    (327)     (33)    (124)   (114)
 Rescissions                                   -       (1)       -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       1        -       (1)       -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   11     (135)    (48)     (56)     (95)    (464)     (49)   (160)    (139)
Accumulation units outstanding at
     September 30, 2000                       46     384      211      141      715    1,415     179      455      403
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
     December 31, 1998                        22       2        2        3       17       38       1        5        2
 Contract transactions:
 Purchase payments                            10        2        2       6       10       71        1       18       3
 Transfers between funds                      24       10        -      (2)      12       39        2       (9)      1
 Surrenders and terminations                  (2)       -        -       -       (1)      (4)       -       (4)      -
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions            32       12       2        4       21      106        3       5        4
Accumulation units outstanding at
     December 31, 1999                        54      14        4        7       38      144       4       10        6
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                             2        -        -       -        4        1        -        7       2
 Transfers between funds                      (2)       -        -       -        3       42        -        3       -
 Surrenders and terminations                  (3)      (2)       -       -       (2)     (13)       -        -       -
 Rescissions                                   -        -        -       -        -        -        -        -       -
 Bonuses                                       -        -        -       -        -        -        -        -       -
 Other transactions                            -        -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions   (3)      (2)      -        -        5       30        -      10        2
Accumulation units outstanding at
     September 30, 2000                       51      12        4        7       43      174       4       20        8
---------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                  TEMPLETON
                                             TEMPLETON TEMPLETON   INTL TEMPLETON  USALLIANZ USALLIANZ
                                            GROWTH     INTL   SMALLER PACIFICGROWTH VIPDIV  VIPFIXED USALLIANZ TOTAL
                                            SECURITIES SECURITIES COMPANIES SECURITIESASSETS INCOME VIPGROWTH   ALL
                                                  FUND    FUND     FUND     FUND     FUND     FUND    FUND     FUNDS
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding at
     December 31, 1998                              2,239   2,938      114      821        -        -       -   37,206
Contract transactions:
 Purchase payments                                      9        8       -       10        -        -        -     207
 Transfers between funds                                -     (136)      8       52        -        2        -     253
 Surrenders and terminations                         (390)    (780)    (21)    (225)       -       (2)       -  (9,640)
 Rescissions                                            -        -       -        -        -        -        -      (3)
 Other transactions                                     1        4       -        1        -        -        -      97
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions          (380)    (904)    (13)    (162)       -        -        -  (9,086)
Accumulation units outstanding at December 31, 1999  1,859   2,034      101      659        -        -       -   28,120
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                      7        5       -        1        -       10        -      95
 Transfers between funds                                8       (1)     (8)      (8)      32        1       16     298
 Surrenders and terminations                         (450)    (411)    (14)    (154)     (21)       -       (3) (5,662)
 Rescissions                                           (1)      (1)      -        -        -        -        -      (4)
 Bonuses                                                -        -       -        -        -        -        -       -
 Other transactions                                     -        -       -        -        -        -        -      20
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions          (436)    (408)    (22)    (161)      11       11       13  (5,253)
Accumulation units outstanding at
    September 30, 2000                               1,423   1,626       79      498       11       11      13   22,867
---------------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at December 31, 1998    10       8        3        6        -        -       -      276
 Contract transactions:
 Purchase payments                                     37        7      12        1        -        -        -     456
 Transfers between funds                               46        1     (12)       1        -        -        -     367
 Surrenders and terminations                           (1)       -       -        -        -        -        -     (37)
 Rescissions                                           (1)       -       -        -        -        -        -      (4)
 Other transactions                                     -        -       -        -        -        -        -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions            81        8       -        2        -        -        -      782
Accumulation units outstanding at December 31, 1999    91      16        3        8        -        -        -    1,058
---------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                     19        5       3        1        -        -        -     163
 Transfers between funds                                5        8       1        -        2        2        -      59
 Surrenders and terminations                           (8)      (1)     (1)       -        -        -        -     (62)
 Rescissions                                            -        -       -        -        -        -        -      (1)
 Bonuses                                                -        -       -        -        -        -        -       -
 Other transactions                                     -        -       -        -        -        -        -       4
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract transactions            16       12       3        1        2        2        -     163
Accumulation units outstanding at September 30, 2000   107      28       6        9        2        2        -    1,221
---------------------------------------------------------------------------------------------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds for the nine-month period ended September 30, 2000 (unaudited) and each of the five years ended December 31, 1999.

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                               RATIO OF                                           RATIO OF
                        ACCUMULATION                           EXPENSES   ACCUMULATION                           EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETS TOAVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETS  TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE  (IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

AIM VI GROWTH FUND
September 30, 2000          341      $11.217      $3,818         2.13%         28      $11.208      $305           2.22%
December 31,
 19991                       36       11.084         397         2.13+          -       11.083         4           2.22+
ALGER AMERICAN GROWTH FUND
September 30, 2000          139       10.798       1,487         2.19          23       10.789       253           2.28
December 31,
 19991                       36       10.922         391         2.19+          8       10.921        88           2.28+
ALGER AMERICAN LEVERAGED ALLCAP FUND
September 30, 2000           96       11.587       1,117         2.33          24       11.578       270           2.42
December 31,
 19991                       18       12.160         225         2.33+          -            -         -           2.42+
FRANKLIN AGGRESSIVE GROWTH FUND
September 30, 20006          34       11.840         405         2.12+          3       11.835        32           2.21+
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
September 30, 2000        1,790       33.514      59,997         1.91          38       33.195     1,261           2.00
December 31,
 1999                     2,088       38.917      81,263         1.91          21       38.572       792           2.00
 1998                     2,843       28.308      80,480         1.90           2       28.082        54           1.99
 1997                     3,699       25.818      95,497         1.90           -            -         -           -
 1996                     4,998       20.654     103,225         1.90           -            -         -           -
 1995                     5,916       19.555     115,743         1.90           -            -         -           -
FRANKLIN GLOBAL HEALTH CARE SECURITIES FUND
September 30, 2000          147       16.692       2,444         2.22          18       16.656       331           2.31
December 31,
 1999                        47        9.615         450         2.22          19        9.601       197           2.31
 19983                       26       10.610         275         2.24+          8       10.604        93           2.33+

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

FRANKLIN GROWTH AND INCOME FUND
September 30, 2000        2,345      $28.776     $67,459         1.89%         78      $28.475    $2,238           1.98%
December 31,
 1999                     3,184       26.147      83,242         1.89          74       25.891     1,929           1.98
 1998                     4,289       26.226     112,466         1.89          17       25.993       448           1.98
 1997                     4,952       24.551     121,570         1.89           -            -         -           -
 1996                     5,070       19.490      98,821         1.90           -            -         -           -
 1995                     4,347       17.310      75,240         1.92           -            -         -           -

FRANKLIN HIGH INCOME FUND
September 30, 2000          901       19.826      17,867         1.94          60       19.618     1,172           2.03
December 31,
 1999                     1,276       20.900      26,674         1.94          63       20.695     1,313           2.03
 1998                     1,783       21.208      37,806         1.93          25       21.020       518           2.02
 1997                     2,110       21.312      44,963         1.93           -            -         -           -
 1996                     2,164       19.375      41,921         1.94           -            -         -           -
 1995                     2,076       17.252      35,808         1.96           -            -         -           -

FRANKLIN INCOME SECURITIES FUND
September 30, 2000        1,613       27.959      45,109         1.90          46       27.667     1,256           1.99
December 31,
 1999                     2,248       24.323      54,683         1.90          56       24.084     1,318           1.99
 1998                     3,263       25.122      81,970         1.89          14       24.898       346           1.98
 1997                     3,991       25.065     100,025         1.90           -            -         -           -
 1996                     4,519       21.708      98,109         1.90           -            -         -           -
 1995                     4,567       19.785      90,364         1.91           -            -         -           -

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
September 30, 2000        1,285       23.422      30,068         2.17         133       23.329     3,096           2.26
December 31,
 1999                     1,325       20.218      26,784         2.17          73       20.152     1,473           2.26
 1998                     1,016       15.574      15,825         2.17          17       15.537       267           2.26
 1997                       622       13.130       8,167         2.17           -            -         -           -
 19962                      225       11.254       2,529         2.17+          -            -         -           -

FRANKLIN MONEY MARKET FUND
September 30, 2000        1,218       15.346      18,694         1.93          37       15.188       568           2.02
December 31,
 1999                     1,593       14.860      23,673         1.93         103       14.717     1,519           2.02
 1998                     2,168       14.386      31,188         1.85          12       14.260       166           1.94
 1997                     2,155       13.865      29,881         1.85           -            -         -           -
 1996                     2,433       13.359      32,508         1.83           -            -         -           -
 1995                     2,218       12.883      28,571         1.80           -            -         -           -

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)


5. UNIT VALUES (CONTINUED)
                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

FRANKLIN NATURAL RESOURCES SECURITIES FUND
September 30, 2000          235      $14.010      $3,302         2.06%         15      $13.864      $200           2.15%
December 31,
 1999                       268       11.092       2,983         2.06          12       10.983       132           2.15
 1998                       415        8.505       3,536         2.04           7        8.430        56           2.13
 1997                       458       11.559       5,299         2.09           -            -         -           -
 1996                       566       14.467       8,189         2.05           -            -         -           -
 1995                       516       14.109       7,278         2.06           -            -         -           -

FRANKLIN REAL ESTATE FUND
September 30, 2000          381       26.868      10,199         1.98           4       26.587       123           2.07
December 31,
 1999                       466       21.386       9,946         1.98           4       21.176       104           2.07
 1998                       708       23.107      16,340         1.94           1       22.901        35           2.03
 1997                       942       28.169      26,532         1.94           -            -         -           -
 1996                       859       23.668      20,335         1.97           -            -         -           -
 1995                       794       18.073      14,344         1.99           -            -         -           -

FRANKLIN RISING DIVIDENDS SECURITIES FUND
September 30, 2000        1,572       19.675      30,940         2.15          86       19.523     1,667           2.24
December 31,
 1999                     2,207       18.846      41,590         2.15          73       18.712     1,353           2.24
 1998                     3,176       21.165      67,223         2.12          17       21.034       346           2.21
 1997                     3,489       20.074      70,041         2.14           -            -         -           -
 1996                     3,394       15.303      51,934         2.16           -            -         -           -
 1995                     3,182       12.498      39,770         2.18           -            -         -           -

FRANKLIN S&P 500 INDEX FUND
September 30, 2000          204       10.285       2,089         1.95          28       10.277       287           2.04
December 31,
 19991                       47       10.467         486         1.95+          -            -         -           2.04+

FRANKLIN SMALL CAP FUND
September 30, 2000          782       30.095      23,497         2.17          54       29.962     1,565           2.26
December 31,
 1999                       783       28.353      22,163         2.17          28       28.247       773           2.26
 1998                     1,012       14.600      14,771         2.17           9       14.558       131           2.26
 1997                       938       14.952      14,022         2.17           -            -         -           -
 19962                      416       12.913       5,369         2.17+          -            -         -           -

FRANKLIN TECHNOLOGY SECURITIES FUND
September 30, 2000           35       12.088         427         2.33+          4       12.084        50           2.42+

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                             RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                            EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATION NET ASSETS  TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE (IN THOUSANDS)  NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT FUND
September 30, 2000        2,139      $19.678     $42,057         1.91%        $65      $19.474    $1,253           2.00%
December 31,
 1999                     2,761       18.574      51,251         1.91         125       18.394     2,289           2.00
 1998                     3,787       19.014      71,990         1.90          28       18.847       535           1.99
 1997                     4,844       17.947      86,937         1.90           -            -         -           -
 1996                     6,017       16.650     100,185         1.91           -            -         -           -
 1995                     5,089       16.298      82,935         1.92           -            -         -           -

FRANKLIN VALUE SECURITIES FUND
September 30, 2000           46        8.819         398         2.21%         51        8.799       429           2.30
December 31,
 1999                        35        7.736         261         2.21          54        7.724       406           2.30
 19983                       19        7.717         143         2.52+         22        7.713       167           2.61+

FRANKLIN ZERO COUPON FUND - 2000
September 30, 2000          384       21.694       8,291         2.05          12       21.469       258           2.14
December 31,
 1999                       519       21.023      10,887         2.05          14       20.819       293           2.14
 1998                       723       20.684      14,941         1.80           2       20.502        51           1.89
 1997                     1,087       19.512      21,204         1.80           -            -         -           -
 1996                     1,358       18.475      25,085         1.80           -            -         -           -
 1995                     1,416       18.294      25,910         1.80           -            -         -           -

FRANKLIN ZERO COUPON FUND - 2005
September 30, 2000          211       24.497       5,187         2.05           4       24.246        93           2.14
December 31,
 1999                       259       23.205       6,008         2.05           4       22.983        86           2.14
 1998                       349       25.003       8,739         1.80           2       24.786        50           1.89
 1997                       345       22.532       7,772         1.80           -            -         -           -
 1996                       428       20.517       8,777         1.80           -            -         -           -
 1995                       456       20.914       9,531         1.80           -            -         -           -

FRANKLIN ZERO COUPON FUND - 2010
September 30, 2000          141       26.048       3,672         2.05           7       25.777       194           2.14
December 31,
 1999                       197       24.164       4,745         2.05           7       23.929       181           2.14
 1998                       272       27.920       7,588         1.80           3       27.674        93           1.89
 1997                       292       24.740       7,220         1.80           -            -         -           -
 1996                       348       21.522       7,492         1.80           -            -         -           -
 1995                       371       22.431       8,329         1.80           -            -         -           -

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

MUTUAL DISCOVERY SECURITIES FUND
September 30, 2000          715      $14.717     $10,498         2.41%         43      $14.666      $620           2.50%
December 31,
 1999                       810       13.701      11,073         2.41          38       13.662       506           2.50
 1998                     1,127       11.226      12,646         2.40          17       11.205       186           2.49
 1997                       924       11.983      11,070         2.46           -            -         -           -
 19964                       27       10.180         278         2.77+          -            -         -           -

MUTUAL SHARES SECURITIES FUND
September 30, 2000        1,415       14.120      19,979         2.19         174       14.070     2,437           2.28
December 31,
 1999                     1,879       13.237      24,866         2.19         144       13.199     1,894           2.28
 1998                     2,264       11.837      26,789         2.17          38       11.814       447           2.26
 1997                     1,823       11.993      21,858         2.20           -            -         -           -
 19964                       43       10.330         442         2.40+          -            -         -           -

TEMPLETON ASSET STRATEGY FUND
September 30, 2000          179       13.825       2,472         2.22           4       13.757        57           2.31
December 31,
 1999                       228       14.408       3,294         2.22           4       14.347        57           2.31
 1998                       318       13.589       4,317         2.24           1       13.543        16           2.33
 1997                       424       13.786       5,850         2.34           -            -         -           -
 1996                       300       12.514       3,759         2.26           -            -         -           -
 19955                       36       10.591         379         2.30+          -            -         -           -

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
September 30, 2000          455        9.199       4,185         2.79          20        9.145       191           2.88
December 31,
 1999                       615       12.188       7,494         2.79          10       12.125       135           2.88
 1998                       749        7.993       5,983         2.81           5        7.958        45           2.90
 1997                     1,160       10.340      11,992         2.82           -            -         -           -
 1996                     1,042       11.487      11,970         2.89           -            -         -           -
 1995                       757        9.582       7,254         2.81           -            -         -           -

TEMPLETON GLOBAL INCOME SECURITIES FUND
September 30, 2000          403       16.055       6,476         2.05           8       15.887       134           2.14
December 31,
 1999                       542       16.635       9,013         2.05           6       16.472       110           2.14
 1998                       787       17.905      14,094         2.03           2       17.746        45           2.12
 1997                     1,072       16.957      18,177         2.02           -            -         -           -
 1996                     1,354       16.781      22,719         2.01           -            -         -           -
 1995                     1,472       15.522      22,851         2.04           -            -         -           -

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (CONTINUED)
September 30, 2000 (unaudited)

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES FUND
September 30, 2000        1,423      $18.543     $26,395         2.28%        107      $18.434    $1,994           2.37%
December 31,
 1999                     1,859       19.466      36,188         2.28          91       19.364     1,791           2.37
 1998                     2,239       16.309      36,512         2.28          10       16.238       174           2.37
 1997                     2,594       15.176      39,364         2.28           -            -         -           -
 1996                     2,146       13.560      29,103         2.33           -            -         -           -
 1995                     1,416       11.339      16,061         2.37           -            -         -           -

TEMPLETON INTERNATIONAL SECURITIES FUND
September 30, 2000        1,626       21.303      34,643         2.30          28       21.138       574           2.39
December 31,
 1999                     2,034       23.022      46,821         2.30          16       22.858       343           2.39
 1998                     2,938       18.437      54,177         2.28           8       18.322       143           2.37
 1997                     4,063       17.711      71,965         2.29           -            -         -           -
 1996                     4,375       16.081      70,362         2.29           -            -         -           -
 1995                     4,073       13.263      54,018         2.32           -            -         -           -

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
September 30, 2000           79       11.434         909         2.51           6       11.389        84           2.60
December 31,
 1999                       101       11.441       1,155         2.51           3       11.403        47           2.60
 1998                       114        9.364       1,065         2.50           3        9.342        34           2.59
 1997                       173       10.825       1,875         2.46           -            -         -           -
 19962                       65       11.145         722         2.18+          -            -         -           -

TEMPLETON PACIFIC GROWTH SECURITIES FUND
September 30, 2000          498        8.628       4,288         2.48           9        8.561        71           2.57
December 31,
 1999                       659       10.915       7,191         2.48           8       10.838        82           2.57
 1998                       821        8.078       6,633         2.50           6        8.028        46           2.59
 1997                     1,251        9.431      11,793         2.43           -            -         -           -
 1996                     1,751       14.932      26,148         2.39           -            -         -           -
 1995                     1,812       13.630      24,693         2.41           -            -         -           -

USALLIANZ VIP DIVERSIFIED ASSETS FUND
September 30, 2000           11       10.446         114         2.4            2       10.437        23           2.49
December 31,
 19991                        -       10.170           2         2.40+          -            -         -           2.49+

USALLIANZ VIP FIXED INCOME FUND
September 30, 2000           11       10.334         116         2.15           2       10.325        21           2.24
December 31,
 19991                        -            -           -         2.15+          -            -         -           2.24+

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
December 31, 1998

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
---------------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                             RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                            EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETS   TO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)  NET ASSETS*
---------------------------------------------------------------------------------------------------------------------------

USALLIANZ VIP GROWTH FUND
September 30, 2000           13      $10.612        $145         2.30%          -      $10.604        $7           2.39%
 December 31,
 19991                        -            -           -         2.30+          -            -         -           2.39+

* For the year ended  December 31,  including  the effect of the expenses of the underlying  funds.
+  Annualized.
1  Period  from  November  12,  1999  (fund commencement)  to  December  31,  1999.
2  Period  from  June  10,  1996  (fund commencement)  to  December  31,  1996.
3  Period  from  August  17,  1998 (fund commencement)  to  December  31,  1998.
4  Period  from  December  2, 1996 (fund commencement)  to  December  31,  1996.
5  Period  from  August  4,  1995  (fund commencement)   to  December   31,  1995.
6  Period  from  May  1,  2000  (fund commencement) to September 30, 2000.




                                     PART C

                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1999 and 1998.
          3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
          6. Notes to Consolidated Financial Statements - December 31, 1999, 1998 and 1997.

          The following financial statements of the Variable Account are included in Part B hereof.

          1. Statements of Assets and Liabilities as of September 30, 2000 (unaudited).
          2. Statements of Operations for the period ended September 30, 2000 (unaudited).
          3. Statements of Changes in Net Assets for the period ended September 30, 2000 (unaudited).
          4.  Notes to Financial Statements - September 30, 2000 (unaudited).
          5.  Independent Auditors' Report.
          6.  Statements of Assets and Liabilities as of December 31, 1999.
          7.  Statements of Operations for the year ended December 31, 1999.
          8.  Statements of Changes in Net Assets for the years ended
              December 31, 1999 and 1998.
          9.  Notes to Financial Statements - December 31, 1999.


b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account (1)
     2.     Not  Applicable
     3.a.   Principal  Underwriter  Agreement (2)
     3.b.   General Agency Agreement (5)
     4.     Individual  Variable  Annuity  Contract (1)
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement (1)
     4b.    Enhanced  Death  Benefit  Endorsement (1)
     5.     Application  for  Individual  Variable  Annuity  Contract (1)
     6.     (i)  Copy  of  Articles  of  Incorporation  of  the  Company (1)
            (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.a.   Form of Fund Participation Agreement between Franklin Valuemark
            Funds and North American Life and Casualty Company.(1)
     8.b.   Form  of  Fund  Participation  Agreement between AIM Variable
            Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC.(4)
     8.c.   Form of Fund Participation Agreement between Alger American Fund,
            Preferred Life Insurance Company of New York and Fred Alger and
            Company.(4)
     8.d.   Form of Fund Participation Agreement between USAllianz Variable
            Insurance Products Trust, Preferred Life Insurance Company of New
            York and BISYS Fund Services Limited Partnership.(4)
     8.e.   Form of Fund Participation Agreement between Davis Variable Account
            Fund, Inc, Davis Distributors, LLC and Preferred Life Insurance
            Company of New York. (5)
     8.f.   Form of Fund Participation Agreement between Van Kampen Life
            Investment Trust, Van Kampen Asset Management, Inc., and Preferred
            Life Insurance Company of New York. (5)
     8.g.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York and J.P. Morgan Series Trust II. (5)
     8.h.   Form of Fund Participation Agreement between Oppenheimer Variable
            Account Funds, Oppenheimer Funds, Inc. and Preferred Life Insurance
            Company of New York. (5)
     8.i.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, PIMCO Variable Insurance Trust, and
            PIMCO Funds Distributors, LLC. (5)
     8.j.   Form of Fund Participation Agreement between Seligman Portfolios,
            Inc. and Preferred Life Insurance Company of New York. (5)
     8.k.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America, and Prudential Investment
            Management Services, LLC.
     9.     Opinion  and  Consent  of  Counsel
    10.     Independent  Auditors'  Consent
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Calculation  of  Performance  Information
    14.     Company  Organizational  Chart (5)
    27.     Not  Applicable

   (1) Incorporated by reference to Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
   (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.
   (4) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on November 12, 1999.
   (5) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on April 28, 2000.



ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------

Edward J. Bonach                Chairman of the Board, President
1750 Hennepin Avenue            & Chief Financial Officer
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Kevin Walker                    Treasurer
300 S Hwy 169
Minneapolis, MN  55426

Stephen Blaske                  Actuary
1750 Hennepin Ave
Minneapolis, MN  55403

Margery G. Hughes               Director
1750 Hennepin Ave
Mpls, MN  55403

Christopher H. Pinkerton        Director
1750 Hennepin Ave
Mpls, MN  55403

Mark Zesbaugh                   Director
1750 Hennepin Ave
Mpls, MN  55403

Charles Kavitsky                Director
300 S Hwy 169
Mpls, MN  55426

Suzanne J. Pepin                Secretary and Director
1750 Hennepin Ave
Mpls, MN  55403




ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The  Insurance  Company   organizational  chart  was  filed  as  Exhibit  14  in
Post-Effective Amendment Number 8 to Registrant's form N-4 and is incorporated herein by reference.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of September 30, 2000 there were 213 qualified Contract Owners and 286 non-qualified Contract Owners with Contracts in the Separate Account.


ITEM  28.      INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS


     a.  USAllianz Investor Services, LLC  (formerly NALAC Financial Plans,
     LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:


         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B


     b. The following are the officers(managers) and directors(Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal        Positions and Offices
Business Address           with Underwriter
----------------------  ----------------------

Christopher H.Pinkerton   Chairman, Chief Executive Officer, President,
1750 Hennepin Avenue      Chief Manager and Director
Minneapolis, MN 55403

Thomas B. Clifford        Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke       Secretary & Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles          Chief Financial Officer, Sr. Vice President & Treasurer
1750 Hennepin Avenue
Minneapolis, MN  55403

Lawrance C. Skibo         Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Catherine Q. Farley       Sr. Vice President & Chief Administrative Officer
1750 Hennepin Avenue
Minneapolis, MN  55403

Cynthia M. Robeck         Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Robert S. James           Director
1750 Hennepin Avenue
Minneapolis, MN  55403



c.          Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 13 day of December, 2000.


     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Suzanne J. Pepin
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Suzanne J. Pepin
     -------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title




Edward J. Bonach*       Chairman of the Board
Edward J. Bonach        President & Chief Financial    12-13-00
                        Officer

Robert S. James*        Director
Robert S. James                                        12-13-00

Dennis Marion*          Director
Dennis Marion                                          12-13-00

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    12-13-00

Eugene Long*            Director
Eugene Long                                            12-13-00

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                12-13-00

Stephen R. Herbert*     Director
Stephen R. Herbert                                     12-13-00

Jack F. Rockett*        Director
Jack F. Rockett                                        12-13-00

Margery Hughes*         Director
Margery Hughes                                         12-13-00

Christopher Pinkerton*  Director
Christopher Pinkerton                                  12-13-00

Mark Zesbaugh*          Director
Mark Zesbaugh                                          12-13-00

Charles Kavitsky*        Director
Charles Kavitsky                                       12-13-00





                                 * By /S/ Suzanne J. Pepin
                                      --------------------------
                                      Attorney-in-Fact
                                      Secretary and Director



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J. Bonach, Chairman of the Board, President and Chief Financial Officer of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Suzanne J. Pepin as my attorney and agent, for me, and in my name as Chairman of the Board, President and Chief Financial Officer of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 25th day of April 2000.

WITNESS:

/s/ Melissa O'Donnell                   /s/ Edward J. Bonach
-----------------------------           ---------------------------------
                                        Edward J. Bonach



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert S. James, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Robert S. James
-----------------------------           ---------------------------------
                                        Robert S. James


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis Marion, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Dennis J. Marion
-----------------------------           ---------------------------------
                                        Dennis Marion



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Wilkinson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Eugene T. Wilkinson
-----------------------------           ---------------------------------
                                        Eugene T. Wilkinson



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene Long, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Eugene Long
-----------------------------           ---------------------------------
                                        Eugene Long


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard Obermueller, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Reinhard W. Obermueller
-----------------------------           ---------------------------------
                                        Reinhard W. Obermueller


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Stephen R. Herbert, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Stephen R. Herbert
-----------------------------           ---------------------------------
                                        Stephen R. Herbert


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Jack F. Rockett, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Jack F. Rockett
-----------------------------           ---------------------------------
                                        Jack F. Rockett


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery Hughes, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 18th day of April 2000.

WITNESS:

/s/ Melissa O'Donnell                   /s/ Margery Hughes
-----------------------------           ---------------------------------
                                        Margery Hughes


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Christopher Pinkerton, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Christopher Pinkerton
-----------------------------           ---------------------------------
                                        Christopher Pinkerton


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark Zesbaugh, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Mark Zesbaugh
-----------------------------           ---------------------------------
                                        Mark Zesbaugh


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Charles Kavitsky, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 12th day of April 2000.

WITNESS:

/s/ Michael T. Westermeyer              /s/ Charles Kavitsky
-----------------------------           ---------------------------------
                                        Charles Kavitsky





                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO. 9

                                       TO

                                    FORM N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                        PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                                INDEX TO EXHIBITS


EXHIBIT

99.B8e     Form of Fund Participation Agreement-Prudential
99.B9      Opinion  and  Consent  of  Counsel
99.B10     Independent  Auditors'  Consent
99.B13     Calculation  of  Performance  Data